UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-08364

Buffalo Balanced Fund, Inc.
(Exact name of registrant as specified in charter)

5420 W. 61st Place
Shawnee Mission, KS 66205
(Address of principal executive offices) (Zip code)

Kent W. Gasaway
5420 W. 61st Place
Shawnee Mission, KS 66205
(Name and address of agent for service)

(913) 384-1513
Registrant's telephone number, including area code

Date of fiscal year end: March 31, 2006

Date of reporting period: March 31, 2006

Item 1. Report to Stockholders.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1)

BUFFALO ® FUNDS

Balanced Fund High Yield Fund Large Cap Fund Micro Cap Fund Mid Cap Fund Science & Technology Fund Small Cap Fund USA Global Fund

ANNUAL REPORT
March 31, 2006

MESSAGE
To Our Shareholders

As you will read in the attached portfolio management review, the Buffalo Funds had a solid performance year with many of the Funds outpacing their respective indices for the twelve months ending March 31, 2006. Total assets for the Buffalo Funds complex surpassed $3.1 billion and net inflows have been steady and manageable in the first few months of 2006. We re-opened the Buffalo High Yield Fund on November 14, 2005 as rising short-term interest rates have helped push corporate bond yields to levels we believe are now more commensurate with their risk.

After fixating on real estate and other hard assets (oil, gold, etc.) during most of 2005, it appears investors are more enthusiastic about stocks in general going into 2006. In particular, the interest in growth-oriented stocks seems to be building. The Federal Reserve appears intent on slowing inflationary pressures that have mounted in housing, certain commodities and other basic industries. Unless they are forced to resort to much higher interest rates, this would appear to favor a lengthening of the economic expansion, albeit at a somewhat slower pace. In this environment, investors may put more emphasis on companies growing independently of the pace of the economy. We are excited about this possibility as the Buffalo Funds equity strategy would fit this environment quite well.

We continue our relentless pursuit of companies benefiting from secular trends that are allowing them to grow faster than the overall economy. Additionally, our emphasis continues to be on quality — those companies with little or no debt, that produce more cash flow than they need to operate and grow, that have proven management teams — and on great business models — those companies that have high profit margins, are not capital intensive and are not people intensive. We will meet in person with more companies than ever in 2006, in our efforts to uncover great new long-term investments for our shareholders.

We often get questions about allowing purchases of the Buffalo Small Cap and Buffalo Micro Cap Funds through supermarkets and various brokerage platforms. The Buffalo Small Cap Fund was closed to new shareholder accounts (except 401(k) plans) through all platforms on August 4, 2003. The Fund remains open to existing shareholders and to new shareholders opening accounts directly through Buffalo’s shareholder services agent. The Buffalo Micro Cap Fund is available only to shareholders opening accounts directly with our agent. We continue to feel restrictions on the purchase of these two Funds is in the best interests of shareholders. In our opinion, the best strategy for both Funds is asset growth through long-term price appreciation and controlled rather than unrestricted fund inflows.

As always, we are grateful for your trust in the Buffalo Funds. As fellow shareholders, you can rest assured our team will remain disciplined to our strategy and continue to focus on the long-term.

Sincerely, Kent W. Gasaway President Buffalo Funds

Past performance does not guarantee future results. Mutual fund investing involves risk; loss of principle is possible. Please see the following Annual Report for the Funds’ holdings information.

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PORTFOLIO MANAGEMENT REVIEW

The 12 month period ending on March 31, 2006 was a positive one in general for equity investors, with the S&P 500 Index gaining 11.73%, despite the high prices of energy and other commodities. As we write this, the Fed has continued its slow, measured rate-raising keeping a wary eye for signs of inflationary pressures. Where energy and commodity prices go in the short term we don’t know, but they may continue to weigh on investor sentiment. We don’t follow benchmark-driven industry weightings, thus energy and other commodities have not been a prominent investment for most of our Funds. Despite a relative under weighting in one of the best performing sectors, all but two of the Funds posted double digit gains for the year.

We continue to focus on the fundamental long-term prospects of our holdings and believe that our emphasis on underlying secular growth trends and valuation discipline will continue to benefit shareholders. Please see the investment results table, which outlines the performance of each of the Funds.

The Buffalo Balanced Fund was up 11.23% for the year, compared to a 11.73% return for the S&P 500 Index. The Fund outpaced the Lipper Balanced Funds Index return of 10.02%. This Fund invests in common stocks with rising dividends, as well as convertible and high yield bonds.

Corporate bond prices have reacted to the rising rate environment, and we will likely find more bond related investments as they reach our yield requirements. This should help increase the yield on our portfolio. We think the stock market will continue to present opportunities as well. Currently, the mix between bonds and stocks sits at approximately 33/66% respectively, with most of our stocks offering attractive dividends as well. With our fixed income holdings, we are primarily focusing on higher yielding issuers and shorter-term convertibles which should help to buffer the Fund from future rises in interest rates.

The Buffalo High Yield Fund posted a positive year, returning 6.82% versus the Merrill Lynch High Yield Master Index return of 7.31% and the Lipper High Yield Bond Funds Index return of 7.14%. Due to relatively low interest rates and corporate yield spreads, we had let cash build in the Fund as we anticipated a generally higher level of corporate bond rates. While the build-up in cash may have held back the Fund’s relative performance earlier in the year, our interest has been in the long-term and positioning the Fund for the future. As rates have continued to rise throughout the past year, we are now finding attractive investment opportunities and have substantially reduced cash balances.

Buffalo Large Cap Fund was up 9.95% for the year and, like most of our equity funds, had to make do without the benefit of energy-related stocks. The Fund’s benchmark, the S&P 500 Index, was up 11.73% for the year. Helping performance in the Fund were stocks such as Bayer AG, Corning Inc. and FedEx Corp. However, some of the Fund’s other technology and healthcare holdings hindered overall performance, including such names as Boston Scientific Corp. and Symantec Corp. Examples of stocks added to the portfolio, which met our investment criteria, include C.R. Bard, Inc., Harrah’s Entertainment, Inc. and MedImmune, Inc.

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MESSAGE
To Our Shareholders (continued)

This was the first full year that the Buffalo Micro Cap Fund has been in existence, and although relatively young, it posted the second highest Buffalo Fund return for the year, coming in at 27.48% versus 25.85% for the Russell 2000 Index. The Fund has continued to experience fairly steady cash inflows and we believe it is well positioned to benefit from our extensive experience with relatively small companies as it focuses on those companies with market capitalizations below $600 million. We had a number of excellent performers, including LifeCell Corp., Neoware Systems, Inc. and Plexus Corp. We continue to find plenty of new ideas which fit nicely within the Fund’s limited capitalization mandate.

The Fund is currently available only to direct investors. Availability through the supermarkets in the future will be considered based on market conditions and cash flows.

The Buffalo Mid Cap Fund was also up significantly this year, posting a return of 25.21% despite having limited exposure to the energy sector, outperforming its benchmark, the S&P Midcap 400 Index, which was up 21.62% over the same period. Healthcare and technology holdings helped propel the Fund’s performance with holdings such as Amylin Pharmaceuticals, Inc., BEA Systems, Inc. and Citrix Systems, Inc. doing particularly well. We initiated a number of new positions including names in the consumer, retail, technology and healthcare sectors such as Boyd Gaming Corp., IMS Health, Inc. and Red Hat, Inc.

Buffalo Science & Technology Fund led all the Buffalo Funds this year, posting a return of 27.96%, compared to the Lipper Science & Technology Funds Index’s 22.92%. The S&P 500 Index returned 11.73% during the same period. We continually reposition the Fund to take advantage of opportunities presented in these relatively dynamic sectors. This past year, we increased the Fund’s weighting in technology holdings as this sector had lagged earlier in the year. Standout performers, as in some of our other Funds, included Amylin Pharmaceuticals, Inc., Broadcom Corp. and SanDisk Corp. We also added new stocks to the portfolio such as Corning, Inc., Immucor, Inc. and Varian Medical Systems, Inc.

Buffalo Small Cap Fund posted a return of 22.46% for the year, propelled by strong performance by smaller capitalization stocks generally, with the S&P Smallcap 600 Index up 24.07% over the same twelvemonth period. Despite being underweight in the energy and commodity sectors, much of the Fund’s performance over this time period can be traced to our stock selections in healthcare, technology and consumer discretionary stocks. Several stocks were standout performers during the year, with holdings such as Amylin Pharmaceuticals, Inc., FormFactor, Inc. and Gamestop Corp. doing particularly well. Several new holdings were added based upon our long-term trend and fundamental analysis including Dolby Laboratories, Inc. (digital audio encoding), ev3, Inc. (a manufacturer of vascular medical devices) and Trimble Navigation Ltd. (a manufacturer of global positioning systems (GPS)).

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The Buffalo USA Global Fund was up 14.05% for the year, beating its benchmark, the S&P 500 Index, which was up 11.73% over the same period. As this Fund owned few energy stocks, the Fund had to make up for its limited energy exposure through its other holdings. Stocks that performed well included FormFactor, Inc., GTECH Holdings Corp. and Halliburton Co. We added a number of new stocks to the Fund including Las Vegas Sands Corp. (casinos in Las Vegas and Macau), IMS Health, Inc. (healthcare information provider) and Trimble Navigation Ltd. (GPS equipment), all of which qualify for the Fund’s unique investment objective of investing only in U.S. companies that generate a substantial component of their revenues outside the United States.

Thank you for your continued confidence in the Buffalo Funds.

Sincerely,

Sincerely, John C. Kornitzer President	Kent W. Gasaway Sr. Vice President

Robert Male Sr. Vice President	Grant P. Sarris Sr. Vice President

William J. Kornitzer III Sr. Vice President

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Buffalo Balanced Fund Hypothetical Growth of a $10,000 Investment

*	unmanaged indices

1	The performance figure shown for comparison purposes is a weighted average made up of 60% of the S&P 500 Index and 40% of the Merrill Lynch U.S. Domestic Master Index.

The S&P 500 Index is a capitalization weighted index of 500 large capitalization stocks which is designed to measure broad domestic securities markets.

The Merrill Lynch U.S. Domestic Master Index is a capitalization weighted aggregation of outstanding U.S. treasury, agency and supranational, mortgage pass-through and investment grade corporate bonds meeting specified criteria.

Buffalo High Yield Fund Hypothetical Growth of a $10,000 Investment

*	unmanaged bond index

The Merrill Lynch High Yield Master Index is an unmanaged index comprised of over 1,200 high yield bonds representative of the high yield bond market as a whole.

Buffalo Large Cap Fund Hypothetical Growth of a $10,000 Investment

*	unmanaged stock index

The S&P 500 Index is a capitalization weighted index of 500 large capitalization stocks which is designed to measure broad domestic securities markets.

Buffalo Micro Cap Fund Hypothetical Growth of a $10,000 Investment

*	5/21/04 inception

**	unmanaged stock index

The Russell 2000 Index consists of the smallest 2,000 securities in the Russell 3000 Index, representing approximately 8% of the Russell 3000 total market capitalization.

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Buffalo Mid Cap Fund Hypothetical Growth of a $10,000 Investment

*	12/17/01 inception

**	unmanaged stock index

The S&P Midcap 400 Index consists of 400 domestic stocks chosen for market size, liquidity and industry group representation. It is a market-weighted index with each stock affecting the index in proportion to its market value.

Buffalo Science & Technology Fund Hypothetical Growth of a $10,000 Investment

*	4/16/01 inception

**	unmanaged stock index

The S&P 500 Index is a capitalization weighted index of 500 large capitalization stocks which is designed to measure broad domestic securities markets.

Buffalo Small Cap Fund Hypothetical Growth of a $10,000 Investment

*	4/14/98 inception

**	unmanaged stock index

The S&P Smallcap 600 Index consists of 600 domestic stocks chosen for market size, liquidity, bid-asked spread, ownership, share turnover and number of no-trade days and industry group representation.

Buffalo USA Global Fund Hypothetical Growth of a $10,000 Investment

*	unmanaged stock index

The S&P 500 Index is a capitalization weighted index of 500 large capitalization stocks which is designed to measure broad domestic securities markets.

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INVESTMENT RESULTS

Total Returns as of March 31, 2006

		AVERAGE ANNUAL
	THREE MONTHS	ONE YEAR	FIVE YEARS	TEN YEARS	SINCE INCEPTION

Buffalo Balanced Fund
(inception date 8/12/94)	5.28%	11.23%	6.96%	7.03%	7.79%
S&P 500 Index	4.21%	11.73%	3.97%	8.95%	11.19%
S&P 500 Index & Merrill Lynch U.S. Domestic
Master Index Weighted Average*	2.27%	7.98%	4.44%	7.89%	9.43%
Lipper Balanced Funds Index	3.25%	10.02%	5.25%	7.68%	8.75%

Buffalo High Yield Fund
(inception date 5/19/95)	4.18%	6.82%	7.51%	7.38%	8.30%
Merrill Lynch High Yield Master Index	2.85%	7.31%	8.06%	6.95%	7.28%
Lipper High Yield Bond Funds Index	2.56%	7.14%	6.58%	5.30%	5.78%

Buffalo Large Cap Fund
(inception date 5/19/95)	3.29%	9.95%	2.03%	8.34%	10.21%
S&P 500 Index	4.21%	11.73%	3.97%	8.95%	10.60%
Lipper Large-Cap Core Funds Index	4.19%	12.69%	3.15%	7.77%	9.28%
Lipper Capital Appreciation Funds Index	5.93%	16.87%	4.48%	7.33%	8.98%

Buffalo Micro Cap Fund
(inception date 5/21/04)	10.49%	27.48%	N/A	N/A	17.69%
Russell 2000 Index	13.94%	25.85%	N/A	N/A	21.33%
Lipper Micro-Cap Funds Index	12.80%	26.91%	N/A	N/A	20.08%

Buffalo Mid Cap Fund
(inception date 12/17/01)	6.77%	25.21%	N/A	N/A	11.43%
S&P Midcap 400 Index	7.63%	21.62%	N/A	N/A	12.78%
Russell Midcap Index	7.61%	21.54%	N/A	N/A	14.03%
Lipper Mid-Cap Core Funds Index	7.86%	19.51%	N/A	N/A	11.18%

Buffalo Science & Technology Fund
(inception date 4/16/01)	10.23%	27.96%	N/A	N/A	6.61%
S&P 500 Index	4.21%	11.73%	N/A	N/A	3.65%
Lipper Science & Technology Funds Index	7.01%	22.92%	N/A	N/A	-1.47%

Buffalo Small Cap Fund
(inception date 4/14/98)	12.85%	22.46%	17.61%	N/A	18.46%
S&P Smallcap 600 Index	12.84%	24.07%	15.02%	N/A	9.63%
Russell 2000 Index	13.94%	25.85%	12.59%	N/A	7.25%
Lipper Small-Cap Core Funds Index	11.62%	23.93%	13.40%	N/A	8.51%

Buffalo USA Global Fund
(inception date 5/19/95)	4.49%	14.05%	4.32%	10.23%	11.01%
S&P 500 Index	4.21%	11.73%	3.97%	8.95%	10.60%
Lipper Capital Appreciation Funds Index	5.93%	16.87%	4.48%	7.33%	8.98%
Lipper Global Funds Index	7.08%	20.87%	7.17%	8.10%	8.95%

*	The performance figure shown for comparison purposes is a weighted average made up of 60% of the S&P 500 Index and 40% of the Merrill Lynch U.S. Domestic Master Index.

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.buffalofunds.com.

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The Buffalo Balanced, Large Cap, Mid Cap, Science & Technology and USA Global Funds impose a 2.00% redemption fee on shares held for less than two months and the Buffalo High Yield, Micro Cap and Small Cap Funds will impose a 2.00% redemption fee on shares held less than six months.

The Funds’ returns shown do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of shares. The benchmark returns shown, excluding the Lipper Indices, reflect the reinvestment of dividends and capital gains but do not reflect the deduction of any investment management fees, other expenses or taxes. The performance of the Lipper Indices is presented net of the Funds’ fees and expenses; however, applicable sales charges are not taken into consideration. One cannot invest directly in an index.

The S&P 500 Index is a capitalization weighted index of 500 large capitalization stocks which is designed to measure broad domestic securities markets. The Merrill Lynch U.S. Domestic Master Index is a capitalization weighted aggregation of outstanding U.S. treasury, agency and supranational, mortgage pass-through and investment grade corporate bonds meeting specified criteria. The Lipper Balanced Funds Index is an unmanaged, net asset value weighted index of the 30 largest balanced mutual funds. The Merrill Lynch High Yield Master Index is an unmanaged index comprised of over 1,200 high yield bonds representative of high yield bond markets as a whole. The Lipper High Yield Bond Funds Index is a widely recognized index of the 30 largest mutual funds that invest primarily in high yield bonds. The Lipper Large-Cap Core Funds Index is an unmanaged, equally weighted performance index of the 30 largest qualifying mutual funds (based on net assets) in the Lipper Large-Cap classification. The Lipper Capital Appreciation Funds Index is an equally weighted performance index of the 30 largest qualifying funds in the investment objective. The Russell 2000 Index consists of the smallest 2,000 securities in the Russell 3000 Index, representing approximately 8% of the Russell 3000 total market capitalization. The Lipper Micro-Cap Funds Index is an unmanaged equally weighted performance index of the 30 largest qualifying mutual funds (based on net assets) in the Lipper Micro-Cap classification. The S&P Midcap 400 Index consists of 400 domestic stocks chosen for market size, liquidity and industry group representation. It is a market-weighted index with each stock affecting the index in proportion to its market value. The Russell Midcap Index measures the performance of the 800 smallest companies in the Russell 1000 Index, which represent approximately 26% of the total market capitalization of the Russell 1000 Index. The index has a total market range of approximately $1.3 billion to $10.8 billion. The Lipper Mid-Cap Core Funds Index is an unmanaged, equally weighted performance index of the 30 largest qualifying mutual funds (based on net assets) in the Lipper Mid-Cap classification. The Lipper Science & Technology Funds Index is an unmanaged, equally weighted performance index of the 30 largest qualifying mutual funds (based on net assets) in the Lipper Science and Technology classification. The S&P Smallcap 600 Index consists of 600 domestic stocks chosen for market size, liquidity, bid-asked spread, ownership, share turnover and number of no-trade days and industry group representation. The Lipper Small-Cap Core Funds Index is an unmanaged, equally weighted performance index of the 30 largest qualifying mutual funds (based on net assets) in the Lipper Small-Cap classification. The Lipper Global Funds Index is an equally weighted performance index of the 30 largest qualifying funds in the investment objective (to invest at least 25% of its portfolio in securities traded outside of the United States).

References to specific securities should not be construed as recommendations by the Funds or their Advisor. Please refer to the schedule of investments in the report for Fund holdings information.

Please refer to the prospectus for special risks associated with investing in the Buffalo Funds, including, but not limited to, risks involved with investments in science and technology, foreign, lower- or non-rated securities and smaller companies.

Must be preceded or accompanied by a current prospectus.

Quasar Distributors, LLC, distributor. 5/06

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EXPENSE EXAMPLE

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs (including redemption fees) and (2) ongoing costs, including management fees and other Fund specific expenses. The example below is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (10/1/05 – 3/31/06). This information is unaudited.

ACTUAL EXPENSES

The first line of the tables below provides information about actual account values and actual expenses. Although the Funds charge no sales load or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent. If you request that a redemption be made by wire transfer, currently a $15.00 fee is charged by the Funds’ transfer agent. You will be charged a redemption fee equal to 2.00% of the net amount of the redemption if you redeem your shares of the Buffalo Balanced, Large Cap, Mid Cap, Science & Technology and USA Global Funds within two months of purchase. The Buffalo High Yield, Small Cap and Micro Cap Funds will charge a redemption fee equal to 2.00% of the net amount of the redemption if you redeem your shares within six months of purchase. To the extent a Fund invests in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Fund invests in addition to the expenses of the Fund. Actual expenses of the underlying funds are expected to vary among the various underlying funds. These expenses are not included in the example below. The example below includes management fees, registration fees and other expenses. However, the example below does not include portfolio trading commissions and related expenses and other extraordinary expenses as determined under U.S. generally accepted accounting principles.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in our Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	BUFFALO BALANCED FUND
	BEGINNING ACCOUNT VALUE OCTOBER 1, 2005	ENDING ACCOUNT VALUE MARCH 31, 2006	EXPENSES PAID DURING PERIOD OCTOBER 1, 2005 - MARCH 31, 2006*

Actual	$1,000.00	$1,045.60	$5.25
Hypothetical (5% return before expenses)	$1,000.00	$1,019.80	$5.19

*	Expenses are equal to the Fund’s annualized expense ratio of 1.03%, multiplied by the average account value over the period, multiplied by 182/365 to reflect the one-half year period.

	BUFFALO HIGH YIELD FUND
	BEGINNING ACCOUNT VALUE OCTOBER 1, 2005	ENDING ACCOUNT VALUE MARCH 31, 2006	EXPENSES PAID DURING PERIOD OCTOBER 1, 2005 - MARCH 31, 2006*

Actual	$1,000.00	$1,043.90	$5.20
Hypothetical (5% return before expenses)	$1,000.00	$1,019.85	$5.14

*	Expenses are equal to the Fund’s annualized expense ratio of 1.02%, multiplied by the average account value over the period, multiplied by 182/365 to reflect the one-half year period.

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	BUFFALO LARGE CAP FUND
	BEGINNING ACCOUNT VALUE OCTOBER 1, 2005	ENDING ACCOUNT VALUE MARCH 31, 2006	EXPENSES PAID DURING PERIOD OCTOBER 1, 2005 - MARCH 31, 2006*

Actual	$1,000.00	$1,066.90	$5.36
Hypothetical (5% return before expenses)	$1,000.00	$1,019.75	$5.24

*	Expenses are equal to the Fund’s annualized expense ratio of 1.04%, multiplied by the average account value over the period, multiplied by 182/365 to reflect the one-half year period.

	BUFFALO MICRO CAP FUND
	BEGINNING ACCOUNT VALUE OCTOBER 1, 2005	ENDING ACCOUNT VALUE MARCH 31, 2006	EXPENSES PAID DURING PERIOD OCTOBER 1, 2005 - MARCH 31, 2006*

Actual	$1,000.00	$1,150.30	$8.04
Hypothetical (5% return before expenses)	$1,000.00	$1,017.45	$7.54

*	Expenses are equal to the Fund’s annualized expense ratio of 1.50%, multiplied by the average account value over the period, multiplied by 182/365 to reflect the one-half year period.

	BUFFALO MID CAP FUND
	BEGINNING ACCOUNT VALUE OCTOBER 1, 2005	ENDING ACCOUNT VALUE MARCH 31, 2006	EXPENSES PAID DURING PERIOD OCTOBER 1, 2005 - MARCH 31, 2006*

Actual	$1,000.00	$1,129.60	$5.42
Hypothetical (5% return before expenses)	$1,000.00	$1,019.85	$5.14

*	Expenses are equal to the Fund’s annualized expense ratio of 1.02%, multiplied by the average account value over the period, multiplied by 182/365 to reflect the one-half year period.

	BUFFALO SCIENCE & TECHNOLOGY FUND
	BEGINNING ACCOUNT VALUE OCTOBER 1, 2005	ENDING ACCOUNT VALUE MARCH 31, 2006	EXPENSES PAID DURING PERIOD OCTOBER 1, 2005 - MARCH 31, 2006*

Actual	$1,000.00	$1,140.40	$5.50
Hypothetical (5% return before expenses)	$1,000.00	$1,019.80	$5.19

*	Expenses are equal to the Fund’s annualized expense ratio of 1.03%, multiplied by the average account value over the period, multiplied by 182/365 to reflect the one-half year period.

	BUFFALO SMALL CAP FUND
	BEGINNING ACCOUNT VALUE OCTOBER 1, 2005	ENDING ACCOUNT VALUE MARCH 31, 2006	EXPENSES PAID DURING PERIOD OCTOBER 1, 2005 - MARCH 31, 2006*

Actual	$1,000.00	$1,154.80	$5.43
Hypothetical (5% return before expenses)	$1,000.00	$1,019.90	$5.09

*	Expenses are equal to the Fund’s annualized expense ratio of 1.01%, multiplied by the average account value over the period, multiplied by 182/365 to reflect the one-half year period.

	BUFFALO USA GLOBAL FUND
	BEGINNING ACCOUNT VALUE OCTOBER 1, 2005	ENDING ACCOUNT VALUE MARCH 31, 2006	EXPENSES PAID DURING PERIOD OCTOBER 1, 2005 - MARCH 31, 2006*

Actual	$1,000.00	$1,043.90	$5.30
Hypothetical (5% return before expenses)	$1,000.00	$1,019.75	$5.24

*	Expenses are equal to the Fund’s annualized expense ratio of 1.04%, multiplied by the average account value over the period, multiplied by 182/365 to reflect the one-half year period.

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ALLOCATION OF
PORTFOLIO HOLDINGS

Percentages represent market value as a percentage of total investments as of March 31, 2006.

BUFFALO BALANCED FUND	BUFFALO LARGE CAP FUND

BUFFALO HIGH YIELD FUND	BUFFALO MICRO CAP FUND

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BUFFALO MID CAP FUND	BUFFALO SMALL CAP FUND

BUFFALO SCIENCE & TECHNOLOGY FUND	BUFFALO USA GLOBAL FUND

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BUFFALO
BALANCED FUND

SCHEDULE OF INVESTMENTS
March 31, 2006

SHARES		MARKET VALUE

COMMON STOCKS — 60.82%
CONSUMER DISCRETIONARY — 1.13%
	Leisure Equipment & Products — 1.13%
60,000	Eastman Kodak Co.	$1,706,400

	Total Consumer Discretionary	1,706,400

CONSUMER STAPLES — 11.46%
	Beverages — 3.62%
15,000	Anheuser-Busch Companies, Inc.	641,550
80,000	The Coca-Cola Co.	3,349,600
25,000	PepsiCo, Inc.	1,444,750

		5,435,900

	Food & Staples Retailing — 1.08%
30,000	Costco Wholesale Corp.	1,624,800

	Food Products — 5.43%
25,000	Campbell Soup Co.	810,000
75,000	ConAgra Foods, Inc.	1,609,500
35,000	General Mills, Inc.	1,773,800
30,000	H.J. Heinz Co.	1,137,600
30,000	Kellogg Co.	1,321,200
30,000	Sara Lee Corp.	536,400
15,000	Wm. Wrigley Jr. Co.	960,000

		8,148,500

	Household Products — 1.33%
30,000	Colgate-Palmolive Co.	1,713,000
5,000	Kimberly-Clark Corp.	289,000

		2,002,000

	Total Consumer Staples	17,211,200

ENERGY — 21.94%
	Energy Equipment & Services — 0.09%
11,742	Eagle Geophysical, Inc.(a)(c)	140,904

	Oil & Gas — 21.85%
10,000	Amerada Hess Corp.	1,424,000
25,000	Anadarko Petroleum Corp.	2,525,250
30,000	Apache Corp.	1,965,300
40,000	BP PLC, ADR	2,757,600
60,000	ChevronTexaco Corp.	3,478,200
90,000	ConocoPhillips	5,683,500
60,000	Exxon Mobil Corp.	3,651,600
20,000	Frontier Oil Corp.	1,187,000
30,000	Kerr-McGee Corp.	2,864,400
35,000	Marathon Oil Corp.	2,665,950
60,000	Suncor Energy, Inc.	4,621,200

		32,824,000

	Total Energy	32,964,904

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SHARES		MARKET VALUE

FINANCIALS — 10.53%
	Commercial Banks — 2.58%
45,000	Bank of America Corp.	$2,049,300
10,000	Marshall & Ilsley Corp.	435,800
10,000	Northern Trust Corp.	525,000
20,000	Wilmington Trust Corp.	867,000

		3,877,100

	Diversified Financial Services — 2.73%
50,000	Citigroup Inc.	2,361,500
25,000	JPMorgan Chase & Co.	1,041,000
20,000	Regions Financial Corp.	703,400

		4,105,900

	Insurance — 3.80%
30,000	The Allstate Corp.	1,563,300
20,000	The Chubb Corp.	1,908,800
40,000	Cincinnati Financial Corp.	1,682,800
10,000	Lincoln National Corp.	545,900

		5,700,800

	Thrifts & Mortgage Finance — 1.42%
50,000	Washington Mutual, Inc.	2,131,000

	Total Financials	15,814,800

HEALTH CARE — 4.67%
	Health Care Equipment & Supplies — 0.65%
25,000	Baxter International, Inc.	970,250

	Pharmaceuticals — 4.02%
60,000	Abbott Laboratories	2,548,200
5,000	Eli Lilly & Co.	276,500
25,000	GlaxoSmithKline PLC, ADR	1,307,750
20,000	Johnson & Johnson	1,184,400
15,000	Wyeth	727,800

		6,044,650

	Total Health Care	7,014,900

INDUSTRIALS — 7.21%
	Aerospace & Defense — 3.48%
30,000	Lockheed Martin Corp.	2,253,900
35,000	Northrop Grumman Corp.	2,390,150
10,000	United Technologies Corp.	579,700

		5,223,750

	Air Freight & Logistics — 0.37%
5,000	FedEx Corp.	564,700

	Airlines — 0.60%
50,000	Southwest Airlines Co.	899,500

	Commercial Services & Supplies — 1.14%
40,000	Pitney Bowes Inc.	1,717,200

	Industrial Conglomerates — 1.62%
70,000	General Electric Co.	2,434,600

	Total Industrials	10,839,750

15

BUFFALO
BALANCED FUND

SCHEDULE OF INVESTMENTS (continued)
March 31, 2006

SHARES OR FACE AMOUNT		MARKET VALUE

INFORMATION TECHNOLOGY — 3.20%
	Computers & Peripherals — 1.65%
30,000	International Business Machines Corp.	$2,474,100

	Semiconductor & Semiconductor Equipment — 0.64%
50,000	Intel Corp.	967,500

	Software — 0.91%
50,000	Microsoft Corp.	1,360,500

	Total Information Technology	4,802,100

MATERIALS — 0.07%
	Chemicals — 0.07%
6,048	Tronox Inc. — Class B(a)	102,756

	Total Materials	102,756

UTILITIES — 0.61%
	Multi-Utilities & Unregulated Power — 0.61%
10,000	Kinder Morgan, Inc.	919,900

	Total Utilities	919,900

TOTAL COMMON STOCKS		91,376,710

(COST $70,392,194)

CONVERTIBLE PREFERRED STOCKS — 2.37%
MATERIALS — 2.37%
	Chemicals — 0.77%
53,500	ICO, Inc.(a)	1,163,625

	Construction Materials — 1.60%
40,000	TXI Capital Trust I	2,402,000

	Total Materials	3,565,625

TOTAL CONVERTIBLE PREFERRED STOCKS		3,565,625

(COST $2,778,140)

CORPORATE BONDS — 19.71%
CONSUMER DISCRETIONARY — 7.68%
	Automobiles — 5.03%
	Ford Motor Credit Company
$4,000,000	7.375%, 10/28/2009	3,763,396
	General Motors Acceptance Corp.
4,000,000	8.000%, 11/01/2031	3,790,304

		7,553,700

	Hotels, Restaurants & Leisure — 0.53%
	Circus Circus
55,000	7.625%, 07/15/2013	57,062
	Mikohn Gaming Corp.
692,000	11.875%, 08/15/2008	735,250

		792,312

16

FACE AMOUNT		MARKET VALUE

CONSUMER DISCRETIONARY (Continued)
	Media — 0.07%
	Fisher Communications, Inc.
$100,000	8.625%, 09/15/2014	$106,125

	Textiles, Apparel & Luxury Goods — 2.05%
	Interface, Inc.
3,000,000	9.500%, 02/01/2014	3,090,000

	Total Consumer Discretionary	11,542,137

CONSUMER STAPLES — 0.49%
	Food & Staples Retailing — 0.32%
	Rite Aid Corp.
500,000	7.500%, 01/15/2015	487,500

	Food Products — 0.17%
	Pilgrim’s Pride Corp.
250,000	9.250%, 11/15/2013	253,125

	Total Consumer Staples	740,625

ENERGY — 6.31%
	Oil & Gas — 6.31%
	Giant Industries, Inc.
4,000,000	8.000%, 05/15/2014	4,150,000
	Swift Energy Co.
10,000	9.375%, 05/01/2012	10,725
	United Refining Co.
5,000,000	10.500%, 08/15/2012	5,312,500

	Total Energy	9,473,225

HEALTH CARE — 2.09%
	Health Care Equipment & Supplies — 0.10%
	Inverness Medical Innovations, Inc.
150,000	8.750%, 02/15/2012	148,500

	Pharmaceuticals — 1.99%
	Warner Chilcott Corp.
3,000,000	8.750%, 02/01/2015 (Acquired 01/13/2005, Cost $3,000,000)(b)	2,992,500

	Total Health Care	3,141,000

INDUSTRIALS — 1.05%
	Commercial Services & Supplies — 1.05%
	Greenbrier Companies, Inc.
1,500,000	8.375%, 05/15/2015	1,578,750

	Total Industrials	1,578,750

MATERIALS — 2.09%
	Metals & Mining — 2.09%
	Chaparral Steel Co.
2,800,000	10.000%, 07/15/2013	3,136,000

	Total Materials	3,136,000

TOTAL CORPORATE BONDS		29,611,737

(COST $28,699,544)

17

BUFFALO
BALANCED FUND

SCHEDULE OF INVESTMENTS (continued)
March 31, 2006

FACE AMOUNT		MARKET VALUE

CONVERTIBLE BONDS — 9.70%
CONSUMER DISCRETIONARY — 5.06%
	Hotels, Restaurants & Leisure — 0.66%
	Magna Entertainment Corp.
$1,000,000	7.250%, 12/15/2009	$985,000

	Media — 4.40%
	Lions Gate Entertainment Corp.
1,000,000	4.875%, 12/15/2010	1,905,000
2,800,000	2.938%, 10/15/2024	2,831,500
2,000,000	3.625%, 03/15/2025	1,880,000

		6,616,500

	Total Consumer Discretionary	7,601,500

HEALTH CARE — 2.78%
	Pharmaceuticals — 2.78%
	Amylin Pharmaceuticals, Inc.
2,700,000	2.500%, 04/15/2011	4,117,500
	Axcan Pharma, Inc.
55,000	4.250%, 04/15/2008	57,544

	Total Health Care	4,175,044

INDUSTRIALS — 1.86%
	Airlines — 1.86%
	JetBlue Airways Corp.
3,000,000	3.750%, 03/15/2035	2,793,750

	Total Industrials	2,793,750

TOTAL CONVERTIBLE BONDS		14,570,294

(COST $12,548,981)

18

SHARES OR FACE AMOUNT		MARKET VALUE

SHORT TERM INVESTMENTS — 6.76%
INVESTMENT COMPANY — 0.17%
248,879	SEI Daily Income Trust Treasury II Fund — Class B	$248,879

	Total Investment Companies	248,879

U.S. TREASURY OBLIGATIONS — 6.59%
	Public Finance, Taxation, And Monetary Policy — 6.59%
$9,900,000	4.080%, 04/06/2006	9,894,290

	Total U.S. Treasury Obligations	9,894,290

TOTAL SHORT TERM INVESTMENTS		10,143,169

(COST $10,143,169)

TOTAL INVESTMENTS — 99.36%		149,267,535
(COST $124,562,028)

Other Assets in Excess of Liabilities — 0.64%		960,892

TOTAL NET ASSETS — 100.00%		$150,228,427

ADR — American Depository Receipt

PLC — Private Limited Company

(a)	Non-income producing

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities amounted to $2,992,500 (1.99% of net assets) at March 31, 2006.

(c)	Fair valued security. The total value of this security amounted to $140,904 (0.09% of net assets) at March 31, 2006.

See accompanying Notes to Financial Statements.

19

BUFFALO
HIGH YIELD FUND

SCHEDULE OF INVESTMENTS
March 31, 2006

SHARES		MARKET VALUE

COMMON STOCKS — 3.15%
CONSUMER STAPLES — 1.21%
	Beverages — 1.21%
61,000	The Coca-Cola Co.	$2,554,070

	Total Consumer Staples	2,554,070

ENERGY — 0.09%
	Energy Equipment & Services — 0.09%
17,025	Eagle Geophysical, Inc.(a)(c)	204,300

	Total Energy	204,300

FINANCIALS — 0.56%
	Capital Markets — 0.56%
56,300	WP Stewart & Co. Ltd.	1,186,804

	Total Financials	1,186,804

TELECOMMUNICATION SERVICES — 1.29%
	Diversified Telecommunication Services — 1.29%
52,410	AT&T, Inc.	1,417,166
38,500	Verizon Communications, Inc.	1,311,310

	Total Telecommunication Services	2,728,476

TOTAL COMMON STOCKS		6,673,650

(COST $6,303,765)

CONVERTIBLE PREFERRED STOCKS — 4.88%
FINANCIALS — 3.14%
	Commercial Banks — 3.14%
118,200	Boston Private Capital Trust I	6,648,750

	Total Financials	6,648,750

MATERIALS — 1.74%
	Chemicals — 0.79%
76,200	ICO, Inc.(a)	1,657,350

	Construction Materials — 0.95%
33,500	TXI Capital Trust I	2,011,675

	Total Materials	3,669,025

TOTAL CONVERTIBLE PREFERRED STOCKS		10,317,775

(COST $8,248,202)

20

SHARES OR FACE AMOUNT		MARKET VALUE

PREFERRED STOCKS — 0.00%
CONSUMER DISCRETIONARY — 0.00%
	Media — 0.00%
7,250	Adelphia Communications Corp.(a)	$3,444

	Total Consumer Discretionary	3,444

TOTAL PREFERRED STOCKS		3,444

(COST $719,125)

CORPORATE BONDS — 63.37%
CONSUMER DISCRETIONARY — 35.49%
	Automobiles — 3.92%
	Ford Motor Credit Company
$4,700,000	7.375%, 10/28/2009	4,421,990
	General Motors Acceptance Corp.
4,195,000	6.875%, 08/28/2012	3,874,792

		8,296,782

	Distributors — 1.63%
	Inergy L.P./Inergy Finance Corp.
3,600,000	6.875%, 12/15/2014	3,438,000

	Hotels, Restaurants & Leisure — 13.28%
	Aztar Corp.
1,700,000	7.875%, 06/15/2014	1,848,750
	Circus Circus
3,100,000	7.625%, 07/15/2013	3,216,250
	Host Marriott LP
2,185,000	9.250%, 10/01/2007	2,299,712
	Isle of Capri Casinos
4,025,000	7.000%, 03/01/2014	3,994,812
	Las Vegas Sands Corp.
925,000	6.375%, 02/15/2015	892,625
	Mandalay Resort Group
460,000	10.250%, 08/01/2007	486,450
	MGM Mirage
180,000	8.375%, 02/01/2011	190,800
	Mikohn Gaming Corp.
3,211,000	11.875%, 08/15/2008	3,411,688
	Park Place Entertainment Corp.
300,000	8.875%, 09/15/2008	321,750
595,000	8.125%, 05/15/2011	650,038
	Penn National Gaming, Inc.
1,480,000	6.750%, 03/01/2015	1,487,400
	Royal Caribbean Cruises Ltd.
3,930,000	7.500%, 10/15/2027	4,129,624
	Trump Entertainment Resorts, Inc.
5,275,000	8.500%, 06/01/2015	5,156,313

		28,086,212

21

BUFFALO
HIGH YIELD FUND

SCHEDULE OF INVESTMENTS (continued)
March 31, 2006

FACE AMOUNT		MARKET VALUE

CONSUMER DISCRETIONARY (Continued)
	Household Durables — 3.92%
	Jarden Corp.
$2,200,000	9.750%, 05/01/2012	$2,282,500
	Rent-A-Center, Inc.
5,100,000	7.500%, 05/01/2010	5,125,500
	Rent-Way, Inc.
850,000	11.875%, 06/15/2010	892,500

		8,300,500

	Leisure Equipment & Products — 1.28%
	Pinnacle Entertainment, Inc.
2,570,000	8.250%, 03/15/2012	2,704,925

	Media — 0.09%
	Fisher Communications, Inc.
175,000	8.625%, 09/15/2014	185,719

	Multiline Retail — 0.01%
	Wal-Mart Stores
25,000	8.750%, 12/29/2006	25,063

	Specialty Retail — 4.88%
	Central Garden and Pet Co.
4,400,000	9.125%, 02/01/2013	4,642,000
	FTD, Inc.
4,000,000	7.750%, 02/15/2014	3,990,000
	GSC Holdings Corp.
1,700,000	8.000%, 10/01/2012 (Acquired 09/21/2005, Cost $1,678,902)(b)	1,695,750

		10,327,750

	Textiles, Apparel & Luxury Goods — 5.63%
	Interface, Inc.
2,250,000	10.375%, 02/01/2010	2,475,000
3,570,000	9.500%, 02/01/2014	3,677,100
	Oxford Industries, Inc.
2,325,000	8.875%, 06/01/2011	2,406,375
	Phillips Van-Heusen
3,120,000	7.750%, 11/15/2023	3,357,900

		11,916,375

	Wireless Telecommunication Services — 0.85%
	Rogers Wireless, Inc.
1,665,000	7.500%, 03/15/2015	1,794,037

	Total Consumer Discretionary	75,075,363

22

FACE AMOUNT		MARKET VALUE

CONSUMER STAPLES — 5.61%
	Food & Staples Retailing — 1.25%
	Rite Aid Corp.
$2,700,000	7.500%, 01/15/2015	$2,632,500

	Food Products — 0.53%
	Pilgrim’s Pride Corp.
1,110,000	9.250%, 11/15/2013	1,123,875

	Household Products — 2.86%
	Prestige Brands, Inc.
2,350,000	9.250%, 04/15/2012	2,385,250
	Spectrum Brands, Inc.
185,000	8.500%, 10/01/2013	172,050
4,000,000	7.375%, 02/01/2015	3,500,000

		6,057,300

	Personal Products — 0.97%
	Elizabeth Arden, Inc.
2,000,000	7.750%, 01/15/2014	2,060,000

	Total Consumer Staples	11,873,675

ENERGY — 7.1%
	Oil & Gas — 7.15%
	Giant Industries, Inc.
4,615,000	8.000%, 05/15/2014	4,788,062
	The Premcor Refining Group, Inc.
2,200,000	9.250%, 02/01/2010	2,373,958
450,000	9.500%, 02/01/2013	498,958
2,530,000	7.500%, 06/15/2015	2,672,576
	Swift Energy Co.
300,000	9.375%, 05/01/2012	21,750
	United Refining Co.
4,200,000	10.500%, 08/15/2012	4,462,500

	Total Energy	15,117,804

FINANCIALS — 0.70%
	Capital Markets — 0.70%
	E*Trade Financial Corp.
1,400,000	7.875%, 12/01/2015	1,484,000

	Total Financials	1,484,000

HEALTH CARE — 4.73%
	Health Care Equipment & Supplies — 1.90%
	Bausch & Lomb, Inc.
3,265,000	7.125%, 08/01/2028	3,357,021
	Inverness Medical Innovations, Inc.
680,000	8.750%, 02/15/2012	673,200

		4,030,221

	Pharmaceuticals — 2.83%
	Warner Chilcott Corp.
6,000,000	8.750%, 02/01/2015 (Acquired 01/13/2005 and 03/06/2006, Cost $5,999,143)(b)	5,985,000

	Total Health Care	10,015,221

23

BUFFALO
HIGH YIELD FUND

SCHEDULE OF INVESTMENTS (continued)
March 31, 2006

FACE AMOUNT		MARKET VALUE

INDUSTRIALS — 8.41%
	Commercial Services & Supplies — 8.41%
	Allied Waste North America
$867,000	9.250%, 09/01/2012	$939,611
3,600,000	7.875%, 04/15/2013	3,775,500
	Cenveo, Inc.
2,065,000	9.625%, 03/15/2012	2,232,781
	Greenbrier Companies, Inc.
2,715,000	8.375%, 05/15/2015	2,857,537
	Iron Mountain, Inc.
1,350,000	8.625%, 04/01/2013	1,410,750
4,875,000	7.750%, 01/15/2015	4,935,938
	Mobile Mini, Inc.
1,265,000	9.500%, 07/01/2013	1,391,500
	Williams Scotsman, Inc.
250,000	8.500%, 10/01/2015 2	56,563

	Total Industrials	17,800,180

MATERIALS — 1.28%
	Construction Materials — 1.28%
	U.S. Concrete, Inc.
2,615,000	8.375%, 04/01/2014	2,706,525

	Total Materials	2,706,525

TOTAL CORPORATE BONDS		134,072,768

(COST $129,486,977)

CONVERTIBLE BONDS — 23.05%
CONSUMER DISCRETIONARY — 8.34%
	Leisure Equipment & Products — 2.36%
	WMS Industries, Inc.
3,140,000	2.750%, 07/15/2010	5,000,450

	Media — 4.68%
	Lions Gate Entertainment Corp.
1,000,000	4.875%, 12/15/2010	1,905,000
6,500,000	2.938%, 10/15/2024	6,573,125
1,500,000	3.625%, 03/15/2025	1,410,000

		9,888,125

	Specialty Retail — 1.30%
	Best Buy
2,175,000	2.250%, 01/15/2022	2,754,094

	Total Consumer Discretionary	17,642,669

24

FACE AMOUNT		MARKET VALUE

ENERGY — 0.07%
	Energy Equipment & Services — 0.07%
	Moran Energy, Inc.
$161,000	8.750%, 01/15/2008	$158,585

	Total Energy	158,585

HEALTH CARE — 6.63%
	Pharmaceuticals — 6.63%
	Amylin Pharmaceuticals, Inc.
5,040,000	2.500%, 04/15/2011	7,686,000
	Axcan Pharma, Inc.
600,000	4.250%, 04/15/2008	627,750
	First Horizon Pharmaceutical Corp.
4,760,000	1.750%, 03/08/2024	5,717,950

	Total Health Care	14,031,700

INDUSTRIALS — 4.07%
	Airlines — 2.66%
	JetBlue Airways Corp.
6,050,000	3.750%, 03/15/2035	5,634,062

	Commercial Services & Supplies — 1.41%
	NCO Group, Inc.
2,985,000	4.750%, 04/15/2006	2,977,538

	Total Industrials	8,611,600

INFORMATION TECHNOLOGY — 3.94%
	Semiconductor & Semiconductor Equipment — 2.27%
	Fairchild Semiconductor International
4,830,000	5.000%, 11/01/2008	4,793,775

	Software — 1.67%
	Wind River Systems, Inc.
3,520,000	3.750%, 12/15/2006	3,533,200

	Total Information Technology	8,326,975

TOTAL CONVERTIBLE BONDS		48,771,529

(COST $41,541,850)

25

BUFFALO
HIGH YIELD FUND

SCHEDULE OF INVESTMENTS (continued)
March 31, 2006

SHARES OR FACE AMOUNT		MARKET VALUE

SHORT TERM INVESTMENTS — 4.09%
INVESTMENT COMPANY — 1.02%
2,164,021	SEI Daily Income Trust Treasury II Fund — Class B	$2,164,021

	Total Investment Companies	2,164,021

U.S. TREASURY OBLIGATIONS — 3.07%
	Public Finance, Taxation, And Monetary Policy — 3.07%
$1,000,000	4.080%, 04/06/2006	999,405
5,500,000	3.960%, 04/13/2006	5,491,996

	Total U.S. Treasury Obligations	6,491,401

TOTAL SHORT TERM INVESTMENTS		8,655,422

(COST $8,655,422)

TOTAL INVESTMENTS — 98.54%		208,494,588
(COST $194,955,341)

Other Assets in Excess of Liabilities — 1.46%		3,081,971

TOTAL NET ASSETS — 100.00%		$211,576,559

(a)	Non-income producing

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities amounted to $7,680,750 (3.63% of net assets) at March 31, 2006.

(c)	Fair valued security. The total value of this security amounted to $204,300 (0.10% of net assets) at March 31, 2006.

See accompanying Notes to Financial Statements.

26

BUFFALO
LARGE CAP FUND

SCHEDULE OF INVESTMENTS
March 31, 2006

SHARES		MARKET VALUE

COMMON STOCKS — 97.12%
CONSUMER DISCRETIONARY — 16.11%
	Hotels, Restaurants & Leisure — 6.73%
18,400	Harrah’s Entertainment, Inc.	$1,434,464
18,500	Marriott International, Inc. — Class A	1,269,100
14,000	Starwood Hotels & Resorts Worldwide, Inc.	948,220

		3,651,784

	Media — 9.38%
85,600	Time Warner, Inc.	1,437,224
37,400	Univision Communications, Inc.(a)	1,289,178
35,050	Viacom Inc. — Class B(a)	1,359,940
35,900	The Walt Disney Co.	1,001,251

		5,087,593

	Total Consumer Discretionary	8,739,377

CONSUMER STAPLES — 8.13%
	Beverages — 1.95%
18,300	PepsiCo, Inc.	1,057,557

	Food & Staples Retailing — 6.18%
66,300	CVS Corp.	1,980,381
31,800	Walgreen Co.	1,371,534

		3,351,915

	Total Consumer Staples	4,409,472

FINANCIALS — 14.10%
	Capital Markets — 5.80%
4,400	The Goldman Sachs Group, Inc.	690,624
4,600	Legg Mason, Inc.	576,518
17,800	Morgan Stanley	1,118,196
9,700	T. Rowe Price Group, Inc.	758,637

		3,143,975

	Commercial Banks — 2.73%
28,200	Northern Trust Corp.	1,480,500

	Diversified Financial Services — 3.50%
20,000	American Express Co.	1,051,000
9,000	Franklin Resources, Inc.	848,160

		1,899,160

	Insurance — 2.07%
23,000	Principal Financial Group, Inc.	1,122,400

	Total Financials	7,646,035

HEALTH CARE — 29.35%
	Biotechnology — 2.34%
34,700	MedImmune, Inc.(a)	1,269,326

	Health Care Equipment & Supplies — 10.99%
39,800	Baxter International, Inc.	1,544,638
46,700	Boston Scientific Corp.(a)	1,076,435
35,400	C.R. Bard, Inc.	2,400,474
22,900	St. Jude Medical, Inc.(a)	938,900

		5,960,447

27

BUFFALO
LARGE CAP FUND

SCHEDULE OF INVESTMENTS (continued)
March 31, 2006

SHARES		MARKET VALUE

HEALTH CARE (Continued)
	Health Care Providers & Services — 2.71%
15,900	Medco Health Solutions, Inc.(a)	$909,798
11,000	Quest Diagnostics, Inc.	564,300

		1,474,098

	Pharmaceuticals — 13.31%
34,500	Abbott Laboratories	1,465,215
44,200	Bayer AG, ADR	1,770,210
58,500	Schering-Plough Corp.	1,110,915
40,900	Teva Pharmaceutical Industries, Ltd., ADR	1,684,262
24,500	Wyeth	1,188,740

		7,219,342

	Total Health Care	15,923,213

INDUSTRIALS — 7.46%
	Air Freight & Logistics — 3.50%
16,800	FedEx Corp.	1,897,392

	Commercial Services & Supplies — 3.96%
23,500	Automatic Data Processing, Inc.	1,073,480
23,022	First Data Corp.	1,077,890

		2,151,370

	Total Industrials	4,048,762

INFORMATION TECHNOLOGY — 21.97%
	Communications Equipment — 6.86%
62,500	Cisco Systems, Inc.(a)	1,354,375
65,600	Corning, Inc.(a)	1,765,296
26,200	Motorola, Inc.	600,242

		3,719,913

	Internet Software & Services — 1.72%
46,000	Expedia, Inc.(a)	932,420

	Semiconductor & Semiconductor Equipment — 9.48%
62,200	Altera Corp.(a)	1,283,808
32,000	Analog Devices, Inc.	1,225,280
31,700	Applied Materials, Inc.	555,067
47,300	Intel Corp.	915,255
35,900	Texas Instruments, Inc.	1,165,673

		5,145,083

	Software — 3.91%
40,500	Microsoft Corp.	1,102,005
60,500	Symantec Corp.(a)	1,018,215

		2,120,220

	Total Information Technology	11,917,636

TOTAL COMMON STOCKS		52,684,495

(COST $44,824,812)

28

SHARES OR FACE AMOUNT		MARKET VALUE

SHORT TERM INVESTMENTS — 3.06%
INVESTMENT COMPANY — 1.22%
662,780	SEI Daily Income Trust Treasury II Fund — Class B	$662,780

	Total Investment Companies	662,780

U.S. TREASURY OBLIGATIONS — 1.84%
	Public Finance, Taxation, And Monetary Policy — 1.84%
$1,000,000	4.080%, 04/06/2006	999,405

	Total U.S. Treasury Obligations	999,405

TOTAL SHORT TERM INVESTMENTS		1,662,185

(COST $1,662,185)

TOTAL INVESTMENTS — 100.18%		54,346,680
(COST $46,486,997)

Liabilities in Excess of Other Assets — (0.18)%		(98,828)

TOTAL NET ASSETS — 100.00%		$54,247,852

ADR — American Depository Receipt

(a)	Non-income producing

See accompanying Notes to Financial Statements.

29

BUFFALO
MICRO CAP FUND

SCHEDULE OF INVESTMENTS
March 31, 2006

SHARES		MARKET VALUE

COMMON STOCKS — 94.38%
CONSUMER DISCRETIONARY — 32.93%
	Hotels, Restaurants & Leisure — 9.01%
11,100	Life Time Fitness, Inc.(a)	$520,035
20,520	McCormick & Schmick's Seafood Restaurants, Inc.(a)	522,644
52,400	Morton's Restaurant Group, Inc.(a)	910,712
16,600	Orient-Express Hotels Ltd. — Class A	651,218
15,400	Steiner Leisure Ltd.(a)	623,700
65,200	Sunterra Corp.(a)	931,056
73,200	Trump Entertainment Resorts, Inc.(a)	1,355,664

		5,515,029

	Internet & Catalog Retail — 1.42%
31,162	Coldwater Creek, Inc.(a)	866,304

	Leisure Equipment & Products — 8.82%
79,500	DTS, Inc.(a)	1,562,970
108,900	Imax Corp.(a)	1,105,335
54,200	Marine Products Corp.	595,658
32,500	MarineMax, Inc.(a)	1,089,400
77,900	Monaco Coach Corp.	1,043,860

		5,397,223

	Specialty Retail — 9.48%
66,600	A.C. Moore Arts & Crafts, Inc.(a)	1,225,440
46,350	Cache, Inc.(a)	850,059
87,400	FTD Group, Inc.(a)	846,906
64,300	Golf Galaxy, Inc.(a)	1,404,955
61,700	J. Jill Group, Inc.(a)	1,475,247

		5,802,607

	Textiles, Apparel & Luxury Goods — 4.20%
72,000	The Dixie Group, Inc.(a)	1,077,120
16,200	Oxford Industries, Inc.	828,306
35,800	True Religion Apparel, Inc.(a)	661,226

		2,566,652

	Total Consumer Discretionary	20,147,815

FINANCIALS — 6.98%
	Capital Markets — 0.90%
25,000	Thomas Weisel Partners Group, Inc.(a)	547,500

	Commercial Banks — 2.06%
24,100	Boston Private Financial Holdings, Inc.	814,339
10,800	PrivateBancorp, Inc.	448,092

		1,262,431

	Diversified Financial Services — 4.02%
50,200	Cohen & Steers, Inc.	1,229,900
102,200	MarketAxess Holdings, Inc.(a)	1,229,466

		2,459,366

	Total Financials	4,269,297

30

SHARES		MARKET VALUE

HEALTH CARE — 28.72%
	Biotechnology — 4.39%
15,000	Altus Pharmaceuticals, Inc.(a)	$328,950
47,000	AtheroGenics, Inc.(a)	767,040
51,000	LifeCell Corp.(a)	1,150,050
31,300	Neurochem, Inc.(a)	438,826

		2,684,866

	Health Care Equipment & Supplies — 16.87%
148,900	Align Technology, Inc.(a)	1,365,413
40,000	AngioDynamics, Inc.(a)	1,202,400
92,084	Cardiac Science Corp.(a)	840,727
48,100	ev3, Inc.(a)	851,851
90,500	Lifecore Biomedical, Inc.(a)	1,058,850
34,750	Meridian Bioscience, Inc.	937,555
55,400	Merit Medical Systems, Inc.(a)	665,354
38,600	Molecular Devices Corp.(a)	1,279,976
34,300	Neurometrix, Inc.(a)	1,335,642
66,300	Spectranetics Corp.(a)	783,666

		10,321,434

	Health Care Providers & Services — 5.68%
160,000	Health Fitness Corp.(a)	388,000
29,700	ICON PLC, ADR(a)	1,452,033
23,000	MWI Veterinary Supply, Inc.(a)	756,700
35,600	PRA International(a)	882,524

		3,479,257

	Pharmaceuticals — 1.78%
43,200	First Horizon Pharmaceutical Corp.(a)	1,089,072

	Total Health Care	17,574,629

INDUSTRIALS — 11.04%
	Commercial Services & Supplies — 11.04%
44,000	Clayton Holdings, Inc.(a)	927,520
56,200	Concorde Career Colleges, Inc.(a)	927,300
23,700	CRA International, Inc.(a)	1,167,462
126,900	Educate, Inc.(a)	1,081,188
22,100	First Advantage Corp. — Class A(a)	534,378
30,800	FirstService Corp.(a)	757,372
71,800	Hudson Highland Group, Inc.(a)	1,359,892

	Total Industrials	6,755,112

31

BUFFALO
MICRO CAP FUND

SCHEDULE OF INVESTMENTS (continued)
March 31, 2006

SHARES OR FACE AMOUNT		MARKET VALUE

INFORMATION TECHNOLOGY — 14.71%
	Computers & Peripherals — 1.47%
46,200	Applied Films Corp.(a)	$897,666

	Electronic Equipment & Instruments — 2.24%
27,700	Measurement Specialties, Inc.(a)	724,355
17,200	Plexus Corp.(a)	646,204

		1,370,559

	Internet Software & Services — 4.35%
46,500	eCollege.com, Inc.(a)	876,060
38,500	Jupitermedia Corp.(a)	692,230
92,200	Stellent, Inc.	1,093,492

		2,661,782

	Semiconductor & Semiconductor Equipment — 1.49%
85,841	Entegris, Inc.(a)	913,348

	Software — 5.16%
40,500	Neoware Systems, Inc.(a)	1,199,610
63,400	PDF Solutions, Inc.(a)	1,199,528
29,400	THQ, Inc.(a)	761,166

		3,160,304

	Total Information Technology	9,003,659

TOTAL COMMON STOCKS		57,750,512

(COST $46,124,371)

SHORT TERM INVESTMENTS — 5.48%
INVESTMENT COMPANY — 1.72%
1,053,714	SEI Daily Income Trust Treasury II Fund — Class B	1,053,714

	Total Investment Companies	1,053,714

U.S. TREASURY OBLIGATIONS — 3.76%
	Public Finance, Taxation, And Monetary Policy — 3.76%
$2,300,000	4.080%, 04/06/2006	2,298,663

	Total U.S. Treasury Obligations	2,298,663

TOTAL SHORT TERM INVESTMENTS		3,352,377

(COST $3,352,377)

TOTAL INVESTMENTS — 99.86%		61,102,889
(COST $49,476,748)

Other Assets in Excess of Liabilities — 0.14%		87,455

TOTAL NET ASSETS — 100.00%		$61,190,344

ADR — American Depository Receipt

(a)	Non-income producing

See accompanying Notes to Financial Statements.

32

BUFFALO
MID CAP FUND

SCHEDULE OF INVESTMENTS
March 31, 2006

SHARES		MARKET VALUE

COMMON STOCKS — 91.78%
CONSUMER DISCRETIONARY — 29.58%
	Auto Components — 2.97%
106,000	Autoliv, Inc.	$5,997,480
241,900	Gentex Corp.	4,223,574

		10,221,054

	Hotels, Restaurants & Leisure — 8.59%
107,400	Boyd Gaming Corp.	5,363,556
84,225	Fairmont Hotels & Resorts, Inc.	3,764,857
67,900	Harrah's Entertainment, Inc.	5,293,484
33,975	Life Time Fitness, Inc.(a)	1,591,729
59,350	MGM Mirage(a)	2,557,392
155,300	Penn National Gaming, Inc.(a)	6,550,554
105,800	Royal Caribbean Cruises Ltd.	4,445,716

		29,567,288

	Leisure Equipment & Products — 2.36%
102,800	Brunswick Corp.	3,994,808
45,200	International Game Technology	1,591,944
83,200	Winnebago Industries, Inc.	2,524,288

		8,111,040

	Media — 1.65%
647,200	EMI Group PLC, ADR	5,680,345

	Specialty Retail — 12.23%
59,000	Abercrombie & Fitch Co. — Class A	3,439,700
109,700	Barnes & Noble, Inc.	5,073,625
66,300	Chico's FAS, Inc.(a)	2,694,432
130,700	Michaels Stores, Inc.	4,911,706
210,700	PETsMART, Inc.	5,929,098
184,100	Talbots, Inc.	4,946,767
105,100	Tiffany & Co.	3,945,454
144,200	Urban Outfitters, Inc.(a)	3,538,668
82,000	Weight Watchers International, Inc.	4,214,800
80,200	Williams-Sonoma, Inc.(a)	3,400,480

		42,094,730

	Textiles, Apparel & Luxury Goods — 1.78%
34,900	Mohawk Industries, Inc.(a)	2,817,128
54,800	Polo Ralph Lauren Corp.	3,321,428

		6,138,556

	Total Consumer Discretionary	101,813,013

CONSUMER STAPLES — 0.89%
	Food & Staples Retailing — 0.89%
102,400	CVS Corp.	3,058,688

	Total Consumer Staples	3,058,688

FINANCIALS — 9.49%
	Capital Markets — 5.91%
114,175	A.G. Edwards, Inc.	5,692,765
216,800	Janus Capital Group, Inc.	5,023,256
41,250	Legg Mason, Inc.	5,169,863
57,000	T. Rowe Price Group, Inc.	4,457,970

		20,343,854

33

BUFFALO
MID CAP FUND

SCHEDULE OF INVESTMENTS (continued)
March 31, 2006

SHARES		MARKET VALUE

FINANCIALS (Continued)
	Commercial Banks — 0.53%
51,400	Mellon Financial Corp.	$1,829,840

	Diversified Financial Services — 2.54%
175,350	H&R Block, Inc.	3,796,328
110,400	Morningstar, Inc.(a)	4,942,608

		8,738,936

	Insurance — 0.51%
36,050	Principal Financial Group, Inc.	1,759,240

	Total Financials	32,671,870

HEALTH CARE — 25.02%
	Biotechnology — 5.33%
241,500	Amylin Pharmaceuticals, Inc.(a)	11,821,425
177,900	MedImmune, Inc.(a)	6,507,582

		18,329,007

	Health Care Equipment & Supplies — 6.46%
65,900	Fisher Scientific International, Inc.(a)	4,484,495
72,000	Millipore Corp.(a)	5,260,320
80,050	Sigma-Aldrich Corp.	5,266,489
30,200	Stericycle, Inc.(a)	2,042,124
120,300	Waters Corp.(a)	5,190,945

		22,244,373

	Health Care Providers & Services — 5.83%
162,100	Charles River Laboratories International, Inc.(a)	7,946,142
258,700	IMS Health, Inc.	6,666,699
158,000	Pharmaceutical Product Development, Inc.	5,468,380

		20,081,221

	Pharmaceuticals — 7.40%
60,700	Barr Pharmaceuticals, Inc.(a)	3,822,886
206,300	Endo Pharmaceuticals Holdings, Inc.(a)	6,768,703
240,600	Medicis Pharmaceutical Corp. — Class A	7,843,560
151,600	Shire Pharmaceuticals PLC, ADR	7,047,884

		25,483,033

	Total Health Care	86,137,634

INDUSTRIALS — 7.28%
	Commercial Services & Supplies — 7.28%
136,900	Career Education Corp.(a)	5,165,237
100,100	ChoicePoint, Inc.(a)	4,479,475
199,700	DeVry, Inc.(a)	4,547,169
186,500	Hewitt Associates, Inc. — Class A(a)	5,546,510
130,200	Iron Mountain, Inc.(a)	5,304,348

	Total Industrials	25,042,739

34

SHARES		MARKET VALUE

INFORMATION TECHNOLOGY — 19.52%
	Communications Equipment — 1.17%
50,600	Garmin Ltd.	$4,019,158

	Electronic Equipment & Instruments — 1.32%
105,800	Jabil Circuit, Inc.(a)	4,534,588

	IT Services — 2.88%
82,700	CheckFree Corp.(a)	4,176,350
134,800	Fiserv, Inc.(a)	5,735,740

		9,912,090

	Semiconductor & Semiconductor Equipment — 8.12%
322,700	Altera Corp.(a)	6,660,528
75,600	KLA-Tencor Corp.	3,656,016
90,500	National Semiconductor Corp.	2,519,520
255,200	Novellus Systems, Inc.(a)	6,124,800
60,900	SanDisk Corp.(a)	3,502,968
307,000	Semtech Corp.(a)	5,492,230

		27,956,062

	Software — 6.03%
334,500	BEA Systems, Inc.(a)	4,391,985
211,450	Cadence Design Systems, Inc.(a)	3,909,710
155,200	Citrix Systems, Inc.(a)	5,882,080
234,700	Red Hat, Inc.(a)	6,566,906

		20,750,681

	Total Information Technology	67,172,579

TOTAL COMMON STOCKS		315,896,523

(COST $246,655,515)

35

BUFFALO
MID CAP FUND

SCHEDULE OF INVESTMENTS (continued)
March 31, 2006

SHARES OR FACE AMOUNT		MARKET VALUE

SHORT TERM INVESTMENTS — 7.82%
INVESTMENT COMPANY — 0.42%
1,448,482	SEI Daily Income Trust Treasury II Fund — Class B	$1,448,482

	Total Investment Companies	1,448,482

U.S. TREASURY OBLIGATIONS — 7.40%
	Public Finance, Taxation, And Monetary Policy — 7.40%
$24,500,000	4.080%, 04/06/2006	24,485,826
1,000,000	3.960%, 04/13/2006	998,545

	Total U.S. Treasury Obligations	25,484,371

TOTAL SHORT TERM INVESTMENTS		26,932,853

(COST $26,932,853)

TOTAL INVESTMENTS — 99.60%		342,829,376
(COST $273,588,368)

Other Assets in Excess of Liabilities — 0.40%		1,377,024

TOTAL NET ASSETS — 100.00%		$344,206,400

ADR — American Depository Receipt

(a)	Non-income producing

See accompanying Notes to Financial Statements.

36

BUFFALO SCIENCE &
TECHNOLOGY FUND

SCHEDULE OF INVESTMENTS
March 31, 2006

SHARES		MARKET VALUE

COMMON STOCKS — 94.99%
HEALTH CARE — 38.58%
	Biotechnology — 5.69%
67,600	Amylin Pharmaceuticals, Inc.(a)	$3,309,020
45,500	AtheroGenics, Inc.(a)	742,560
30,000	MedImmune, Inc.(a)	1,097,400
32,800	Myogen, Inc.(a)	1,188,344

		6,337,324

	Health Care Equipment & Supplies — 18.60%
141,000	Align Technology, Inc.(a)	1,292,970
63,500	American Medical Systems Holdings, Inc.(a)	1,428,750
27,200	Baxter International, Inc.	1,055,632
50,600	Boston Scientific Corp.(a)	1,166,330
32,500	C.R. Bard, Inc.	2,203,825
78,600	ev3, Inc.(a)	1,392,006
17,700	Fisher Scientific International, Inc.(a)	1,204,485
51,300	Immucor, Inc.(a)	1,471,797
35,400	Mentor Corp.	1,603,974
15,700	Millipore Corp.(a)	1,147,042
16,400	Sigma-Aldrich Corp.	1,078,956
37,300	St. Jude Medical, Inc.(a)	1,529,300
27,900	Sybron Dental Specialties, Inc.(a)	1,150,596
28,000	Varian Medical Systems, Inc.(a)	1,572,480
32,700	Waters Corp.(a)	1,411,005

		20,709,148

	Health Care Providers & Services — 5.22%
30,000	Charles River Laboratories International, Inc.(a)	1,470,600
22,100	Covance, Inc.(a)	1,298,375
64,300	IMS Health, Inc.	1,657,011
39,900	Pharmaceutical Product Development, Inc.	1,380,939

		5,806,925

	Pharmaceuticals — 9.07%
24,000	Abbott Laboratories	1,019,280
17,100	Barr Pharmaceuticals, Inc.(a)	1,076,958
25,900	Bayer AG, ADR	1,037,295
60,000	Medicis Pharmaceutical Corp. — Class A	1,956,000
59,600	Schering-Plough Corp.	1,131,804
29,700	Shire Pharmaceuticals Group PLC, ADR	1,380,753
25,600	Teva Pharmaceutical Industries, Ltd., ADR	1,054,208
29,700	Wyeth	1,441,044

		10,097,342

	Total Health Care	42,950,739

INDUSTRIALS — 1.83%
	Commercial Services & Supplies — 1.83%
68,700	Hewitt Associates, Inc. — Class A(a)	2,043,138

	Total Industrials	2,043,138

37

BUFFALO SCIENCE &
TECHNOLOGY FUND

SCHEDULE OF INVESTMENTS (continued)
March 31, 2006

SHARES		MARKET VALUE

INFORMATION TECHNOLOGY — 54.58%
	Communications Equipment — 6.19%
57,600	Adtran, Inc.	$1,507,968
90,200	Cisco Systems, Inc.(a)	1,954,634
63,100	Corning, Inc.(a)	1,698,021
83,600	Nokia OYJ, ADR	1,732,192

		6,892,815

	Computers & Peripherals — 2.42%
30,450	Dell Inc.(a)	906,192
131,000	EMC Corp.(a)	1,785,530

		2,691,722

	Electronic Equipment & Instruments — 6.47%
68,000	Dolby Laboratories, Inc. — Class A(a)	1,421,200
43,500	Jabil Circuit, Inc.(a)	1,864,410
47,800	Molex, Inc.	1,586,960
37,150	National Instruments Corp.	1,211,833
24,700	Trimble Navigation Ltd.(a)	1,112,735

		7,197,138

	Internet Software & Services — 1.58%
27,300	Equinix, Inc.(a)	1,753,206

	IT Services — 1.41%
37,000	Fiserv, Inc.(a)	1,574,350

	Office Electronics — 0.57%
15,500	Diebold, Inc.	637,050

	Semiconductor & Semiconductor Equipment — 20.32%
77,250	Altera Corp.(a)	1,594,440
37,900	Analog Devices, Inc.	1,451,191
80,900	Applied Materials, Inc.	1,416,559
22,100	Broadcom Corp. — Class A(a)	953,836
46,600	Cabot Microelectronics Corp.(a)	1,728,860
45,800	Cree, Inc.(a)	1,502,698
127,900	Entegris, Inc.(a)	1,360,856
68,100	Fairchild Semiconductor International, Inc.(a)	1,298,667
35,500	FormFactor, Inc.(a)	1,395,860
63,150	Intel Corp.	1,221,952
30,550	Maxim Integrated Products, Inc.	1,134,933
32,800	Microchip Technology, Inc.	1,190,640
52,900	MKS Instruments, Inc.(a)	1,239,447
58,500	Novellus Systems, Inc.(a)	1,404,000
14,700	SanDisk Corp.(a)	845,544
79,600	Semtech Corp.(a)	1,424,044
45,000	Texas Instruments, Inc.	1,461,150

		22,624,677

38

SHARES OR FACE AMOUNT		MARKET VALUE

INFORMATION TECHNOLOGY (Continued)
	Software — 15.62%
168,000	BEA Systems, Inc.(a)	$2,205,840
58,750	Cadence Design Systems, Inc.(a)	1,086,287
45,300	Citrix Systems, Inc.(a)	1,716,870
76,000	FileNet Corp.(a)	2,053,520
43,100	Kronos, Inc.(a)	1,611,509
64,800	Manhattan Associates, Inc.(a)	1,425,600
56,000	Microsoft Corp.	1,523,760
162,000	Oracle Corp.(a)	2,217,780
62,000	Red Hat, Inc.(a)	1,734,760
107,900	Symantec Corp.(a)	1,815,957

	Total Information Technology	17,391,883

		60,762,841

TOTAL COMMON STOCKS		105,756,718

(COST $85,159,253)

SHORT TERM INVESTMENTS — 5.51%
INVESTMENT COMPANY — 1.20%
1,339,269	SEI Daily Income Trust Treasury II Fund — Class B	1,339,269

	Total Investment Companies	1,339,269

U.S. TREASURY OBLIGATIONS — 4.31%
	Public Finance, Taxation, And Monetary Policy — 4.31%
$4,800,000	4.080%, 04/06/2006	4,797,218

	Total U.S. Treasury Obligations	4,797,218

TOTAL SHORT TERM INVESTMENTS		6,136,487

(COST $6,136,487)

TOTAL INVESTMENTS — 100.50%		111,893,205
(COST $91,295,740)

Liabilities in Excess of Other Assets — (0.50)%		(561,706)

TOTAL NET ASSETS — 100.00%		$111,331,499

ADR — American Depository Receipt

(a)	Non-income producing

See accompanying Notes to Financial Statements.

39

BUFFALO
SMALL CAP FUND

SCHEDULE OF INVESTMENTS
March 31, 2006

SHARES		MARKET VALUE

COMMON STOCKS — 98.45%
CONSUMER DISCRETIONARY — 26.05%
	Auto Components — 1.15%
1,389,764	Gentex Corp.	$24,265,280

	Hotels, Restaurants & Leisure — 5.59%
1,136,600	Ameristar Casinos, Inc.	29,312,914
996,750	Orient-Express Hotels Ltd. — Class A	39,102,502
1,184,660	Penn National Gaming, Inc.(a)	49,968,959

		118,384,375

	Household Durables — 0.89%
12,600	Ethan Allen Interiors, Inc.	529,452
655,600	WCI Communities, Inc.(a)	18,238,792

		18,768,244

	Leisure Equipment & Products — 4.15%
4,700	Brunswick Corp.	182,642
1,017,100	Winnebago Industries, Inc.	30,858,814
1,889,750	WMS Industries, Inc.(a)(b)	56,881,475

		87,922,931

	Media — 1.45%
3,019,700	Lions Gate Entertainment Corp.(a)	30,649,955

	Multiline Retail — 1.44%
1,322,200	Tuesday Morning Corp.	30,529,598

	Specialty Retail — 9.79%
1,820,900	Borders Group, Inc.	45,959,516
735,550	Central Garden & Pet Co.(a)	39,087,127
815,748	Christopher & Banks Corp.	18,933,511
1,208,602	Gamestop Corp. — Class B(a)	52,356,639
858,390	J. Jill Group, Inc.(a)	20,524,105
1,078,100	Zale Corp.(a)	30,219,143

		207,080,041

	Textiles, Apparel & Luxury Goods — 1.59%
659,825	Oxford Industries, Inc.	33,736,852

	Total Consumer Discretionary	551,337,276

CONSUMER STAPLES — 1.53%
	Food & Staples Retailing — 1.53%
1,035,600	Performance Food Group Co.(a)	32,300,364

	Total Consumer Staples	32,300,364

FINANCIALS — 6.23%
	Capital Markets — 4.09%
402,650	A.G. Edwards, Inc.	20,076,129
414,800	Gamco Investors, Inc. — Class A(b)	16,571,260
1,064,812	Raymond James Financial, Inc.	31,475,843
878,250	W.P. Stewart & Co. Ltd.	18,513,510

		86,636,742

	Commercial Banks — 2.14%
787,500	Boston Private Financial Holdings, Inc.	26,609,625
429,250	Wilmington Trust Corp.	18,607,987

		45,217,612

	Total Financials	131,854,354

40

SHARES		MARKET VALUE

HEALTH CARE — 26.38%
	Biotechnology — 5.04%
1,620,300	Amylin Pharmaceuticals, Inc.(a)	$79,313,685
755,900	Myogen, Inc.(a)	27,386,257

		106,699,942

	Health Care Equipment & Supplies — 9.48%
2,894,000	Align Technology, Inc.(a)	26,537,980
1,705,560	American Medical Systems Holdings, Inc.(a)	38,375,100
847,800	ev3, Inc.(a)	15,014,538
1,233,000	Immucor, Inc.(a)	35,374,770
880,700	Mentor Corp.	39,904,517
646,275	Sybron Dental Specialties, Inc.(a)	26,652,381
947,800	Wright Medical Group, Inc.(a)	18,719,050

		200,578,336

	Health Care Providers & Services — 7.13%
755,575	Charles River Laboratories International, Inc.(a)	37,038,286
767,625	Covance, Inc.(a)	45,097,969
1,743,956	Pharmaceutical Product Development, Inc.	60,358,317
295,646	VCA Antech, Inc.(a)	8,419,998

		150,914,570

	Pharmaceuticals — 4.73%
1,734,700	Axcan Pharma, Inc.(a)	23,036,816
1,475,050	First Horizon Pharmaceutical Corp.(a)	37,186,011
1,224,200	Medicis Pharmaceutical Corp. — Class A	39,908,920

		100,131,747

	Total Health Care	558,324,595

INDUSTRIALS — 13.12%
	Commercial Services & Supplies — 13.12%
521,500	Bright Horizons Family Solutions, Inc.(a)	20,197,695
2,264,325	Corinthian Colleges, Inc.(a)	32,606,280
1,742,400	DeVry, Inc.(a)	39,674,448
1,748,500	Educate, Inc.(a)	14,897,220
1,249,800	FirstService Corp.(a)	30,732,582
1,111,500	Heidrick & Struggles International, Inc.(a)(b)	40,325,220
521,700	ITT Educational Services, Inc.(a)	33,414,885
1,593,400	Korn/Ferry International(a)	32,489,426
1,559,050	Navigant Consulting, Inc.(a)	33,285,718

	Total Industrials	277,623,474

INFORMATION TECHNOLOGY — 25.14%
	Communications Equipment — 2.01%
1,625,350	Adtran, Inc.	42,551,663

	Electronic Equipment & Instruments — 3.33%
1,592,275	Dolby Laboratories, Inc. — Class A(a)	33,278,547
883,100	National Instruments Corp.	28,806,722
184,675	Trimble Navigation Ltd.(a)	8,319,609

		70,404,878

41

BUFFALO
SMALL CAP FUND

SCHEDULE OF INVESTMENTS (continued)
March 31, 2006

SHARES OR FACE AMOUNT		MARKET VALUE

INFORMATION TECHNOLOGY (Continued)
	Internet Software & Services — 1.32%
434,250	Equinix, Inc.(a)	$27,887,535

	Semiconductor & Semiconductor Equipment — 13.23%
1,069,000	Cabot Microelectronics Corp.(a)	39,659,900
1,454,000	Cree, Inc.(a)	47,705,740
1,993,150	Fairchild Semiconductor International, Inc.(a)	38,009,371
833,400	FormFactor, Inc.(a)	32,769,288
3,191,000	Micrel, Inc.(a)	47,290,620
1,748,368	MKS Instruments, Inc.(a)	40,964,262
1,883,600	Semtech Corp.(a)	33,697,604

		280,096,785

	Software — 5.25%
1,755,700	FileNet Corp.(a)	47,439,014
817,475	Kronos, Inc.(a)	30,565,390
1,500,500	Manhattan Associates, Inc.(a)(b)	33,011,000

		111,015,404

	Total Information Technology	531,956,265

TOTAL COMMON STOCKS		2,083,396,328

(COST $1,512,435,705)

SHORT TERM INVESTMENTS — 1.87%
INVESTMENT COMPANY — 0.05%
1,063,127	SEI Daily Income Trust Treasury II Fund — Class B	1,063,127

	Total Investment Companies	1,063,127

U.S. TREASURY OBLIGATIONS — 1.82%
	Public Finance, Taxation, And Monetary Policy — 1.82%
$38,500,000	4.080%, 04/06/2006	38,477,690

	Total U.S. Treasury Obligations	38,477,690

TOTAL SHORT TERM INVESTMENTS		39,540,817

(COST $39,540,817)

TOTAL INVESTMENTS — 100.32%		2,122,937,145
(COST $1,551,976,522)

Liabilities in Excess of Other Assets — (0.32)%		(6,763,817)

TOTAL NET ASSETS — 100.00%		$2,116,173,328

(a)	Non-income producing

(b)	Affiliated company; the Fund owns 5% or more of the outstanding voting securities of the issuer.

See accompanying Notes to Financial Statements.

42

BUFFALO
USA GLOBAL FUND

SCHEDULE OF INVESTMENTS
March 31, 2006

SHARES		MARKET VALUE

COMMON STOCKS — 99.04%
CONSUMER DISCRETIONARY — 14.04%
	Auto Components — 5.99%
117,000	Gentex Corp.	$2,042,820
30,800	Johnson Controls, Inc.	2,338,644

		4,381,464

	Hotels, Restaurants & Leisure — 5.02%
24,400	Las Vegas Sands Corp.(a)	1,382,504
66,600	McDonald's Corp.	2,288,376

		3,670,880

	Specialty Retail — 1.88%
36,700	Tiffany & Co.	1,377,718

	Textiles, Apparel & Luxury Goods — 1.15%
45,400	True Religion Apparel, Inc.(a)	838,538

	Total Consumer Discretionary	10,268,600

CONSUMER STAPLES — 12.10%
	Beverages — 1.76%
30,700	The Coca-Cola Co.	1,285,409

	Food Products — 3.34%
38,200	Wm. Wrigley Jr. Co.	2,444,800

	Household Products — 7.00%
32,300	Colgate-Palmolive Co.	1,844,330
25,300	Kimberly-Clark Corp.	1,462,340
31,415	Procter & Gamble Co.	1,810,132

		5,116,802

	Total Consumer Staples	8,847,011

ENERGY — 2.69%
	Energy Equipment & Services — 2.69%
26,950	Halliburton Co.	1,967,889

	Total Energy	1,967,889

FINANCIALS — 5.21%
	Insurance — 5.21%
42,900	AFLAC, Inc.	1,936,077
28,300	American International Group, Inc.	1,870,347

	Total Financials	3,806,424

HEALTH CARE — 31.26%
	Health Care Equipment & Supplies — 17.43%
58,600	Baxter International, Inc.	2,274,266
36,600	Mentor Corp.	1,658,346
37,700	Millipore Corp.(a)	2,754,362
33,900	Sigma-Aldrich Corp.	2,230,281
25,500	Sybron Dental Specialties, Inc.(a)	1,051,620
14,100	Varian Medical Systems, Inc.(a)	791,856
45,900	Waters Corp.(a)	1,980,585

		12,741,316

43

BUFFALO
USA GLOBAL FUND

SCHEDULE OF INVESTMENTS (continued)
March 31, 2006

SHARES		MARKET VALUE

HEALTH CARE (Continued)
	Health Care Providers & Services — 2.18%
61,900	IMS Health, Inc.	$1,595,163

	Pharmaceuticals — 11.65%
59,500	Abbott Laboratories	2,526,965
24,400	Johnson & Johnson	1,444,968
117,100	Schering-Plough Corp.	2,223,729
47,900	Wyeth	2,324,108

		8,519,770

	Total Health Care	22,856,249

INDUSTRIALS — 4.62%
	Aerospace & Defense — 1.45%
14,800	Teleflex, Inc.	1,060,124

	Commercial Services & Supplies — 3.17%
7,700	Getty Images, Inc.(a)	576,576
48,000	Heidrick & Struggles International, Inc.(a)	1,741,440

		2,318,016

	Total Industrials	3,378,140

INFORMATION TECHNOLOGY — 29.12%
	Communications Equipment — 4.32%
77,500	Cisco Systems, Inc.(a)	1,679,425
64,600	Motorola, Inc.	1,479,986

		3,159,411

	Electronic Equipment & Instruments — 1.92%
36,800	Molex, Inc.	1,221,760
4,100	Trimble Navigation Ltd.(a)	184,705

		1,406,465

	Semiconductor & Semiconductor Equipment — 18.22%
47,300	Analog Devices, Inc.	1,811,117
81,602	Applied Materials, Inc.	1,428,851
32,405	Cabot Microelectronics Corp.(a)	1,202,226
70,300	Entegris, Inc.(a)	747,992
81,500	Fairchild Semiconductor International, Inc.(a)	1,554,205
29,900	FormFactor, Inc.(a)	1,175,668
63,000	Integrated Device Technology, Inc.(a)	936,180
88,000	Intel Corp.	1,702,800
25,200	KLA-Tencor Corp.	1,218,672
55,300	National Semiconductor Corp.	1,539,552

		13,317,263

	Software — 4.66%
78,300	Microsoft Corp.	2,130,543
93,000	Oracle Corp.(a)	1,273,170

		3,403,713

	Total Information Technology	21,286,852

TOTAL COMMON STOCKS		72,411,165

(COST $53,278,160)

44

SHARES		MARKET VALUE

SHORT TERM INVESTMENTS — 1.10%
INVESTMENT COMPANY — 1.10%
805,590	SEI Daily Income Trust Treasury II Fund — Class B	$805,590

	Total Investment Companies	805,590

TOTAL SHORT TERM INVESTMENTS		805,590

(COST $805,590)

TOTAL INVESTMENTS — 100.14%		73,216,755
(COST $54,083,750)

Liabilities in Excess of Other Assets — (0.14)%		(104,249)

TOTAL NET ASSETS — 100.00%		$73,112,506

(a)	Non-income producing

See accompanying Notes to Financial Statements.

45

STATEMENTS OF ASSETS
AND LIABILITIES

March 31, 2006

	BUFFALO BALANCED FUND	BUFFALO HIGH YIELD FUND	BUFFALO LARGE CAP FUND	BUFFALO MICRO CAP FUND

ASSETS:
Investments in securities, at cost:
Investments in securities of unaffiliated issuers	$124,562,028	$194,955,341	$46,486,997	$49,476,748
Investments in securities of affiliated issuers	—	—	—	—

Total investments, at cost	$124,562,028	$194,955,341	$46,486,997	$49,476,748

Investments in securities, at value:
Investments in securities of unaffiliated issuers	$149,267,535	$208,494,588	$54,346,680	$61,102,889
Investments in securities of affiliated issuers	—	—	—	—

Total investments, at value	149,267,535	208,494,588	54,346,680	61,102,889
Receivables:
Fund shares sold	218,499	39,228	4,190	281,612
Dividends	110,762	18,910	25,813	5,522
Interest	810,875	3,348,383	1,072	3,598
Other assets	15,072	22,459	15,282	15,345

Total assets	150,422,743	211,923,568	54,393,037	61,408,966

LIABILITIES:
Payables:
Investments purchased	—	—	—	137,365
Fund shares purchased	66,075	163,519	97,720	7,043
Management fees	127,098	182,300	47,148	72,935
Accrued expenses	1,143	1,190	317	1,279

Total liabilities	194,316	347,009	145,185	218,622

NET ASSETS	$150,228,427	$211,576,559	$54,247,852	$61,190,344

NET ASSETS CONSIST OF:
Capital (capital stock and paid-in capital)	$133,590,768	$201,946,365	$46,755,453	$47,680,068
Undistributed net investment income (loss)	92,719	(734,050)	24,521	—
Undistributed net realized gain (loss) from
investment transactions	(8,160,567)	(3,175,003)	(391,805)	1,884,135
Net unrealized appreciation of investments	24,705,507	13,539,247	7,859,683	11,626,141

NET ASSETS APPLICABLE TO OUTSTANDING SHARES	$150,228,427	$211,576,559	$54,247,852	$61,190,344

Capital shares, $1.00 par value:
Authorized	25,000,000	100,000,000	10,000,000	Unlimited

Outstanding	13,926,118	18,853,081	2,789,497	4,538,235

NET ASSET VALUE PER SHARE	$10.79	$11.22	$19.45	$13.48

See accompanying Notes to Financial Statements.

46

	BUFFALO MID CAP FUND	BUFFALO SCIENCE & TECHNOLOGY FUND	BUFFALO SMALL CAP FUND	BUFFALO USA GLOBAL FUND

ASSETS:
Investments in securities, at cost:
Investments in securities of unaffiliated issuers	$273,588,368	$91,295,740	$1,427,211,122	$54,083,750
Investments in securities of affiliated issuers	—	—	124,765,400	—

Total investments, at cost	$273,588,368	$91,295,740	$1,551,976,522	$54,083,750

Investments in securities, at value:
Investments in securities of unaffiliated issuers	$342,829,376	$111,893,205	$1,976,148,190	$73,216,755
Investments in securities of affiliated issuers	—	—	146,788,955	—

Total investments, at value	342,829,376	111,893,205	2,122,937,145	73,216,755
Receivables:
Fund shares sold	1,654,170	377,056	1,525,381	40,112
Dividends	170,821	40,339	485,136	42,481
Interest	5,227	5,040	4,426	1,526
Other assets	28,249	18,751	73,373	16,315

Total assets	344,687,843	112,334,391	2,125,025,461	73,317,189

LIABILITIES:
Payables:
Investments purchased	—	793,486	5,664,794	—
Fund shares purchased	189,960	115,726	1,441,133	141,588
Management fees	278,639	90,592	1,735,779	62,821
Accrued expenses	12,844	3,088	10,427	274

Total liabilities	481,443	1,002,892	8,852,133	204,683

NET ASSETS	$344,206,400	$111,331,499	$2,116,173,328	$73,112,506

NET ASSETS CONSIST OF:
Capital (capital stock and paid-in capital)	$274,185,225	$86,966,210	$1,470,797,207	$54,253,041
Undistributed net investment income (loss)	—	—	—	56,486
Undistributed net realized gain (loss) from
investment transactions	780,167	3,767,824	74,415,498	(330,026)
Net unrealized appreciation of investments	69,241,008	20,597,465	570,960,623	19,133,005

NET ASSETS APPLICABLE TO OUTSTANDING SHARES	$344,206,400	$111,331,499	$2,116,173,328	$73,112,506

Capital shares, $1.00 par value:
Authorized	Unlimited	Unlimited	100,000,000	10,000,000

Outstanding	22,270,763	8,141,183	73,706,770	3,418,456

NET ASSET VALUE PER SHARE	$15.46	$13.68	$28.71	$21.39

47

STATEMENTS
OF OPERATIONS

For the Year Ended March 31, 2006

	BUFFALO BALANCED FUND	BUFFALO HIGH YIELD FUND	BUFFALO LARGE CAP FUND	BUFFALO MICRO CAP FUND

INVESTMENT INCOME:
Interest	$3,819,718	$14,207,787	$38,684	$120,403
Dividends:
Dividends from securities of unaffiliated issuers	1,958,857	1,104,887	674,742	86,289
Dividends from securities of affiliated issuers (Note 6)	—	—	—	—
Foreign tax withheld	(1,820)	(17,598)	(20,713)	—

Total investment income	5,776,755	15,295,076	692,713	206,692

EXPENSES:
Management fees	1,473,154	2,529,370	573,479	704,811
Registration fees	33,670	29,352	22,164	28,305
Other	6,196	11,124	2,991	2,476

Total expenses	1,513,020	2,569,846	598,634	735,592

Net investment income (loss)	4,263,735	12,725,230	94,079	(528,900)

NET REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) from:
Investment transactions of unaffiliated issuers	(1,281,957)	(2,383,005)	2,909,932	2,327,975
Investment transactions of affiliated issuers (Note 6)	—	—	—	—
Net unrealized appreciation/depreciation during
the year on investments	12,657,152	5,251,555	2,477,898	10,430,092

Net realized and unrealized gain on investments	11,375,195	2,868,550	5,387,830	12,758,067

Net increase in net assets resulting from operations	$15,638,930	$15,593,780	$5,481,909	$12,229,167

See accompanying Notes to Financial Statements.

48

	BUFFALO MID CAP FUND	BUFFALO SCIENCE & TECHNOLOGY FUND	BUFFALO SMALL CAP FUND	BUFFALO USA GLOBAL FUND

INVESTMENT INCOME:
Interest	$549,772	$120,211	$1,624,502	$31,202
Dividends:
Dividends from securities of unaffiliated issuers	1,325,307	430,750	9,530,600	931,383
Dividends from securities of affiliated issuers (Note 6)	—	—	38,379	—
Foreign tax withheld	(14,508)	(28,784)	—	—

Total investment income	1,860,571	522,177	11,193,481	962,585

EXPENSES:
Management fees	2,297,722	816,997	19,205,133	759,051
Registration fees	40,131	24,805	53,924	24,466
Other	6,986	3,335	59,801	3,736

Total expenses	2,344,839	845,137	19,318,858	787,253

Net investment income (loss)	(484,268)	(322,960)	(8,125,377)	175,332

NET REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) from:
Investment transactions of unaffiliated issuers	3,843,545	4,892,216	150,963,710	1,138,137
Investment transactions of affiliated issuers (Note 6)	—	—	35,385	—
Net unrealized appreciation/depreciation during
the year on investments	49,583,826	16,132,661	249,951,329	8,613,849

Net realized and unrealized gain on investments	53,427,371	21,024,877	400,950,424	9,751,986

Net increase in net assets resulting from operations	$52,943,103	$20,701,917	$392,825,047	$9,927,318

49

STATEMENTS OF CHANGES
IN NET ASSETS

	BUFFALO BALANCED FUND		BUFFALO HIGH YIELD FUND
	YEAR ENDED MARCH 31, 2006	YEAR ENDED MARCH 31, 2005	YEAR ENDED MARCH 31, 2006	YEAR ENDED MARCH 31, 2005

OPERATIONS:
Net investment income (loss)	$4,263,735	$3,749,386	$12,725,230	$12,021,120
Net realized gain (loss) from investment transactions	(1,281,957)	(1,135,977)	(2,383,005)	4,226,417
Net unrealized appreciation/depreciation during the
period on investments	12,657,152	8,952,840	5,251,555	(6,434,461)

Net increase in net assets resulting from operations	15,638,930	11,566,249	15,593,780	9,813,076

DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income	(4,218,831)	(3,923,730)	(14,184,363)	(12,618,871)
Net realized gain from investment transactions	—	—	—	—

Total distributions to shareholders	(4,218,831)	(3,923,730)	(14,184,363)	(12,618,871)

CAPITAL SHARE TRANSACTIONS:
Shares sold	33,310,666	104,045,655	16,197,942	63,198,005
Reinvested distributions	2,398,981	2,322,792	10,209,287	9,421,082

	35,709,647	106,368,447	26,407,229	72,619,087
Redemptions	(39,951,183)	(48,250,229)	(121,009,530)	(89,283,486)
Redemption fees (Note 4)	8,409	5,463	23,770	92,463

Shares repurchased	(39,942,774)	(48,244,766)	(120,985,760)	(89,191,023)

Net increase (decrease) from capital share transactions	(4,233,127)	58,123,681	(94,578,531)	(16,571,936)

Total increase (decrease) in net assets	7,186,972	65,766,200	(93,169,114)	(19,377,731)

NET ASSETS:
Beginning of period	143,041,455	77,275,255	304,745,673	324,123,404

End of period	$150,228,427	$143,041,455	$211,576,559	$304,745,673

Undistributed net investment income (loss) at end of period	$92,719	$49,278	$(734,050)	$562,591

Fund share transactions:
Shares sold	3,230,465	10,766,009	1,457,177	5,576,601
Reinvested distributions	230,014	236,440	922,787	835,299

	3,460,479	11,002,449	2,379,964	6,411,900
Shares repurchased	(3,861,569)	(4,917,615)	(10,902,915)	(7,882,441)

Net increase (decrease) in fund shares	(401,090)	6,084,834	(8,522,951)	(1,470,541)

(1) Commenced operations on May 21, 2004.

See accompanying Notes to Financial Statements.

50

	BUFFALO LARGE CAP FUND		BUFFALO MICRO CAP FUND
	YEAR ENDED MARCH 31, 2006	YEAR ENDED MARCH 31, 2005	YEAR ENDED MARCH 31, 2006	PERIOD ENDED MARCH 31, 2005(1)

OPERATIONS:
Net investment income (loss)	$94,079	$363,278	$(528,900)	$(252,123)
Net realized gain (loss) from investment transactions	2,909,932	831,683	2,327,975	422,313
Net unrealized appreciation/depreciation during the
period on investments	2,477,898	(339,067)	10,430,092	1,196,049

Net increase in net assets resulting from operations	5,481,909	855,894	12,229,167	1,366,239

DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income	(389,126)	(88,195)	—	—
Net realized gain from investment transactions	—	—	(220,674)	—

Total distributions to shareholders	(389,126)	(88,195)	(220,674)	—

CAPITAL SHARE TRANSACTIONS:
Shares sold	7,101,566	8,275,804	17,447,502	43,733,081
Reinvested distributions	383,451	87,189	216,691	—

	7,485,017	8,362,993	17,664,193	43,733,081
Redemptions	(14,630,006)	(10,489,893)	(7,817,054)	(5,835,581)
Redemption fees (Note 4)	1,401	853	7,780	63,193

Shares repurchased	(14,628,605)	(10,489,040)	(7,809,274)	(5,772,388)

Net increase (decrease) from capital share transactions	(7,143,588)	(2,126,047)	9,854,919	37,960,693

Total increase (decrease) in net assets	(2,050,805)	(1,358,348)	21,863,412	39,326,932

NET ASSETS:
Beginning of period	56,298,657	57,657,005	39,326,932	—

End of period	$54,247,852	$56,298,657	$61,190,344	$39,326,932

Undistributed net investment income (loss) at end of period	$24,521	$319,568	$—	$—

Fund share transactions:
Shares sold	387,736	472,866	1,456,976	4,275,966
Reinvested distributions	21,057	4,976	17,835	—

	408,793	477,842	1,474,811	4,275,966
Shares repurchased	(779,812)	(598,417)	(638,931)	(573,611)

Net increase (decrease) in fund shares	(371,019)	(120,575)	835,880	3,702,355

51

STATEMENTS OF CHANGES
IN NET ASSETS

	BUFFALO MID CAP FUND		BUFFALO SCIENCE & TECHNOLOGY FUND
	YEAR ENDED MARCH 31, 2006	YEAR ENDED MARCH 31, 2005	YEAR ENDED MARCH 31, 2006	YEAR ENDED MARCH 31, 2005

OPERATIONS:
Net investment income (loss)	$(484,268)	$(577,833)	$(322,960)	$(130,280)
Net realized gain from investment transactions	3,843,545	2,791,710	4,892,216	830,214
Net unrealized appreciation/depreciation during the
year on investments	49,583,826	125,588	16,132,661	(1,850,495)

Net increase (decrease) in net assets resulting
from operations	52,943,103	2,339,465	20,701,917	(1,150,561)

DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income	—	—	—	—
Net realized gain from investment transactions	(4,046,261)	(1,920,221)	(318,796)	—

Total distributions to shareholders	(4,046,261)	(1,920,221)	(318,796)	—

CAPITAL SHARE TRANSACTIONS:
Shares sold	167,730,423	123,268,855	55,153,549	48,199,849
Reinvested distributions	3,962,223	1,895,707	316,948	—

	171,692,646	125,164,562	55,470,497	48,199,849
Redemptions	(47,276,634)	(66,776,224)	(27,228,376)	(19,284,088)
Redemption fees (Note 4)	13,943	2,044	16,300	416

Shares repurchased	(47,262,691)	(66,774,180)	(27,212,076)	(19,283,672)

Net increase (decrease) from capital share transactions	124,429,955	58,390,382	28,258,421	28,916,177

Total increase (decrease) in net assets	173,326,797	58,809,626	48,641,542	27,765,616

NET ASSETS:
Beginning of year	170,879,603	112,069,977	62,689,957	34,924,341

End of year	$344,206,400	$170,879,603	$111,331,499	$62,689,957

Undistributed net investment income at end of year	$—	$—	$—	$—

Fund share transactions:
Shares sold	11,766,729	10,082,713	4,510,858	4,468,491
Reinvested distributions	276,113	150,932	25,581	—

	12,042,842	10,233,645	4,536,439	4,468,491
Shares repurchased	(3,398,331)	(5,621,736)	(2,239,708)	(1,788,085)

Net increase (decrease) in fund shares	8,644,511	4,611,909	2,296,731	2,680,406

52

	BUFFALO SMALL CAP FUND		BUFFALO USA GLOBAL FUND
	YEAR ENDED MARCH 31, 2006	YEAR ENDED MARCH 31, 2005	YEAR ENDED MARCH 31, 2006	YEAR ENDED MARCH 31, 2005

OPERATIONS:
Net investment income (loss)	$(8,125,377)	$(4,927,065)	$175,332	$557,427
Net realized gain from investment transactions	150,999,095	196,779,926	1,138,137	2,622,670
Net unrealized appreciation/depreciation during the
year on investments	249,951,329	(100,392,491)	8,613,849	(3,947,995)

Net increase (decrease) in net assets resulting
from operations	392,825,047	91,460,370	9,927,318	(767,898)

DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income	—	(1,191,873)	(261,971)	(508,381)
Net realized gain from investment transactions	(206,466,742)	(60,513,785)	—	—

Total distributions to shareholders	(206,466,742)	(61,705,658)	(261,971)	(508,381)

CAPITAL SHARE TRANSACTIONS:
Shares sold	384,727,706	539,110,830	8,205,574	21,324,052
Reinvested distributions	199,907,371	59,859,507	256,036	496,840

	584,635,077	598,970,337	8,461,610	21,820,892
Redemptions	(500,812,102)	(487,766,975)	(18,996,105)	(25,760,075)
Redemption fees (Note 4)	144,628	20,596	4,649	140

Shares repurchased	(500,667,474)	(487,746,379)	(18,991,456)	(25,759,935)

Net increase (decrease) from capital share transactions	83,967,603	111,223,958	(10,529,846)	(3,939,043)

Total increase (decrease) in net assets	270,325,908	140,978,670	(864,499)	(5,215,322)

NET ASSETS:
Beginning of year	1,845,847,420	1,704,868,750	73,977,005	79,192,327

End of year	$2,116,173,328	$1,845,847,420	$73,112,506	$73,977,005

Undistributed net investment income at end of year	$—	$—	$56,486	$143,125

Fund share transactions:
Shares sold	14,061,641	20,957,242	408,755	1,124,245
Reinvested distributions	7,839,505	2,234,471	12,883	25,667

	21,901,146	23,191,713	421,638	1,149,912
Shares repurchased	(18,378,706)	(19,355,268)	(934,449)	(1,348,481)

Net increase (decrease) in fund shares	3,522,440	3,836,445	(512,811)	(198,569)

53

FINANCIAL HIGHLIGHTS

BUFFALO BALANCED FUND

Condensed data for a share of capital	YEARS ENDED MARCH 31,
stock outstanding throughout the year.	2006	2005	2004	2003	2002(1)

Net asset value, beginning of year	$9.98	$9.38	$7.27	$9.27	$8.97

Income from investment operations:
Net investment income	0.30	0.29	0.29	0.20	0.33
Net gains (losses) on securities
(both realized and unrealized)	0.81	0.62	2.12	(1.99)	0.23

Total from investment operations	1.11	0.91	2.41	(1.79)	0.56

Less dividends from net investment income	(0.30)	(0.31)	(0.30)	(0.21)	(0.26)

Paid-in capital from redemption fees (Note 4)	— (2)	— (2)	—	—	—

Net asset value, end of year	$10.79	$9.98	$9.38	$7.27	$9.27

Total return	11.23%	9.75%	33.50%	(19.32%)	6.48%

Ratios/Supplemental Data
Net assets, end of year (in thousands)	$150,228	$143,041	$77,275	$18,050	$22,869
Ratio of expenses to average net assets	1.03%	1.03%	1.05%	1.10%	1.08%
Ratio of net investment income to average net assets	2.89%	3.13%	3.47%	2.60%	2.71%
Portfolio turnover rate	18%	30%	32%	45%	12%

(1)	As required, effective April 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities. The effect of this change for the period ended March 31, 2002 was to decrease net investment income per share by less than 1/2 of a cent, increase net realized and unrealized gains and losses per share by less than 1/2 of a cent, and the ratio of net investment income to average net assets per share was unchanged. Per share, ratios and supplemental data for periods prior to April 1, 2001 have not been restated to reflect this change in presentation.

(2)	Less than $0.01 per share.

See accompanying Notes to Financial Statements.

54

FINANCIAL HIGHLIGHTS

BUFFALO HIGH YIELD FUND

Condensed data for a share of capital	YEARS ENDED MARCH 31,
stock outstanding throughout the year.	2006	2005	2004	2003	2002(1)

Net asset value, beginning of year	$11.13	$11.24	$9.86	$9.87	$10.24

Income from investment operations:
Net investment income	0.58	0.42	0.43	0.55	0.73
Net gains (losses) on securities
(both realized and unrealized)	0.16	(0.09)	1.37	0.01	(0.34)

Total from investment operations	0.74	0.33	1.80	0.56	0.39

Less dividends from net investment income	(0.65)	(0.44)	(0.43)	(0.57)	(0.76)

Paid-in capital from redemption fees (Note 4)	— (2)	— (2)	0.01	—	—

Net asset value, end of year	$11.22	$11.13	$11.24	$9.86	$9.87

Total return	6.82%	2.96%	18.56%	5.95%	3.95%

Ratios/Supplemental Data
Net assets, end of year (in thousands)	$211,577	$304,746	$324,123	$143,008	$69,857
Ratio of expenses to average net assets	1.02%	1.02%	1.03%	1.03%	1.04%
Ratio of net investment income to average net assets	5.03%	3.71%	3.89%	6.24%	7.63%
Portfolio turnover rate	28%	45%	51%	33%	36%

(1)	As required, effective April 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities. The effect of this change for the period ended March 31, 2002 was to decrease net investment income per share by less than 1/2 of a cent, increase net realized and unrealized gains and losses per share by less than 1/2 of a cent, and decrease the ratio of net investment income to average net assets from 7.73% to 7.63%. Per share, ratios and supplemental data for periods prior to April 1, 2001 have not been restated to reflect this change in presentation.

(2)	Less than $0.01 per share.

See accompanying Notes to Financial Statements.

55

FINANCIAL HIGHLIGHTS

BUFFALO LARGE CAP FUND

Condensed data for a share of capital	YEARS ENDED MARCH 31,
stock outstanding throughout the year.	2006	2005	2004	2003	2002

Net asset value, beginning of year	$17.81	$17.57	$12.57	$18.14	$17.99

Income from investment operations:
Net investment income (loss)	0.03	0.12	0.01	0.03	(0.03)
Net gains (losses) on securities
(both realized and unrealized)	1.73	0.15	5.02	(5.60)	0.39

Total from investment operations	1.76	0.27	5.03	(5.57)	0.36

Less distributions:
Dividends from net investment income	(0.12)	(0.03)	(0.03)	—	(0.01)
Distributions from capital gains	—	—	—	—	(0.20)

Total distributions	(0.12)	(0.03)	(0.03)	—	(0.21)

Paid-in capital from redemption fees (Note 4)	— (1)	— (1)	—	—	—

Net asset value, end of year	$19.45	$17.81	$17.57	$12.57	$18.14

Total return	9.95%	1.52%	40.05%	(30.71%)	2.06%

Ratios/Supplemental Data
Net assets, end of year (in thousands)	$54,248	$56,299	$57,657	$35,664	$53,708
Ratio of expenses to average net assets	1.04%	1.05%	1.04%	1.06%	1.06%
Ratio of net investment income (loss) to average net assets	0.16%	0.64%	0.10%	0.21%	(0.17%)
Portfolio turnover rate	40%	17%	41%	16%	7%

(1)	Less than $0.01 per share.

See accompanying Notes to Financial Statements.

56

FINANCIAL HIGHLIGHTS

BUFFALO MICRO CAP FUND
		FOR THE PERIOD FROM MAY 21, 2004 (COMMENCEMENT OF
Condensed data for a share of capital	YEAR ENDED	OPERATIONS) TO
stock outstanding throughout the period.	MARCH 31, 2006	MARCH 31, 2005

Net asset value, beginning of period	$10.62	$10.00

Income from investment operations:
Net investment loss	(0.12)	(0.07)
Net gains on securities (both realized and unrealized)	3.03	0.66

Total from investment operations	2.91	0.59

Less distributions from capital gains	(0.05)	—

Paid-in capital from redemption fees (Note 4)	— (1)	0.03

Net asset value, end of period	$13.48	$10.62

Total return*	27.48%	6.20%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$61,190	$39,327
Ratio of expenses to average net assets**	1.51%	1.58%
Ratio of net investment loss to average net assets**	(1.09%)	(1.14%)
Portfolio turnover rate*	50%	28%

*	Not annualized for periods less than one full year

**	Annualized for periods less than one full year

(1)	Less than $0.01 per share.

See accompanying Notes to Financial Statements.

57

FINANCIAL HIGHLIGHTS

BUFFALO MID CAP FUND
					FOR THE PERIOD FROM DECEMBER 17, 2001 (COMMENCEMENT OF
Condensed data for a share of capital	YEARS ENDED MARCH 31,				OPERATIONS) TO
stock outstanding throughout the period.	2006	2005	2004	2003	MARCH 31, 2002

Net asset value, beginning of period	$12.54	$12.43	$7.54	$10.12	$10.00

Income from investment operations:
Net investment loss	(0.02)	(0.04)	(0.04)	(0.04)	(0.01)
Net gains (losses) on securities
(both realized and unrealized)	3.17	0.31	4.93	(2.54)	0.13

Total from investment operations	3.15	0.27	4.89	(2.58)	0.12

Less distributions from capital gains	(0.23)	(0.16)	—	—	—

Paid-in capital from redemption fees (Note 4)	— (1)	— (1)	—	—	—

Net asset value, end of period	$15.46	$12.54	$12.43	$7.54	$10.12

Total return*	25.21%	2.15%	64.85%	(25.49%)	1.20%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$344,206	$170,880	$112,070	$39,193	$31,755
Ratio of expenses to average net assets**	1.02%	1.03%	1.03%	1.10%	1.16%
Ratio of net investment loss to average net assets**	(0.21%)	(0.39%)	(0.48%)	(0.59%)	(0.71%)
Portfolio turnover rate*	19%	21%	24%	8%	3%

*	Not annualized for periods less than one full year

**	Annualized for periods less than one full year

(1)	Less than $0.01 per share.

See accompanying Notes to Financial Statements.

58

FINANCIAL HIGHLIGHTS

BUFFALO SCIENCE & TECHNOLOGY FUND
					FOR THE PERIOD FROM APRIL 16, 2001 (COMMENCEMENT OF
Condensed data for a share of capital	YEARS ENDED MARCH 31,				OPERATIONS) TO
stock outstanding throughout the period.	2006	2005	2004	2003	MARCH 31, 2002

Net asset value, beginning of period	$10.73	$11.04	$6.01	$10.18	$10.00

Income from investment operations:
Net investment loss	(0.04)	(0.02)	(0.04)	(0.05)	(0.05)
Net gains (losses) on securities
(both realized and unrealized)	3.04	(0.29)	5.07	(4.12)	0.23

Total from investment operations	3.00	(0.31)	5.03	(4.17)	0.18

Less distributions from capital gains	(0.05)	—	—	—	—

Paid-in capital from redemption fees (Note 4)	— (1)	— (1)	—	—	—

Net asset value, end of period	$13.68	$10.73	$11.04	$6.01	$10.18

Total return*	27.96%	(2.81%)	83.69%	(40.96%)	1.80%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$111,331	$62,690	$34,924	$14,537	$18,512
Ratio of expenses to average net assets**	1.03%	1.05%	1.03%	1.23%	1.17%
Ratio of net investment loss to average net assets**	(0.40%)	(0.24%)	(0.55%)	(0.73%)	(0.77%)
Portfolio turnover rate*	46%	25%	38%	26%	4%

*	Not annualized for periods less than one full year

**	Annualized for periods less than one full year

(1)	Less than $0.01 per share.

See accompanying Notes to Financial Statements.

59

FINANCIAL HIGHLIGHTS

BUFFALO SMALL CAP FUND

Condensed data for a share of capital	YEARS ENDED MARCH 31,
stock outstanding throughout the year.	2006	2005	2004	2003	2002

Net asset value, beginning of year	$26.30	$25.70	$13.79	$21.08	$14.97

Income from investment operations:
Net investment loss	(0.11)	(0.07)	(0.10)	(0.10)	(0.03)
Net gains (losses) on securities
(both realized and unrealized)	5.63	1.56	12.21	(7.16)	6.17

Total from investment operations	5.52	1.49	12.11	(7.26)	6.14

Less distributions:
Dividends from net investment income	—	(0.02)	—	—	—
Distributions from capital gains	(3.11)	(0.87)	(0.20)	(0.03)	(0.03)

Total distributions	(3.11)	(0.89)	(0.20)	(0.03)	(0.03)

Paid-in capital from redemption fees (Note 4)	— (1)	— (1)	—	—	—

Net asset value, end of year	$28.71	$26.30	$25.70	$13.79	$21.08

Total return	22.46%	5.75%	88.07%	(34.49%)	41.04%

Ratios/Supplemental Data
Net assets, end of year (in thousands)	$2,116,173	$1,845,847	$1,704,869	$685,634	$1,285,143
Ratio of expenses to average net assets	1.01%	1.01%	1.01%	1.02%	1.01%
Ratio of net investment loss to average net assets	(0.42%)	(0.28%)	(0.53%)	(0.55%)	(0.44%)
Portfolio turnover rate	27%	35%	22%	24%	6%

(1)	Less than $0.01 per share.

See accompanying Notes to Financial Statements.

60

FINANCIAL HIGHLIGHTS

BUFFALO USA GLOBAL FUND

Condensed data for a share of capital	YEARS ENDED MARCH 31,
stock outstanding throughout the year.	2006	2005	2004	2003	2002

Net asset value, beginning of year	$18.82	$19.18	$13.04	$18.84	$17.48

Income from investment operations:
Net investment income (loss)	0.05	0.12	0.02	(0.01)	(0.06)
Net gains (losses) on securities
(both realized and unrealized)	2.59	(0.37)	6.12	(5.79)	1.42

Total from investment operations	2.64	(0.25)	6.14	(5.80)	1.36

Less dividends from net investment income	(0.07)	(0.11)	—	—	—

Paid-in capital from redemption fees (Note 4)	— (1)	— (1)	—	—	—

Net asset value, end of year	$21.39	$18.82	$19.18	$13.04	$18.84

Total return	14.05%	(1.30%)	47.11%	(30.79%)	7.78%

Ratios/Supplemental Data
Net assets, end of year (in thousands)	$73,113	$73,977	$79,192	$60,735	$72,579
Ratio of expenses to average net assets	1.04%	1.04%	1.03%	1.04%	1.05%
Ratio of net investment income (loss) to average net assets	0.23%	0.67%	0.14%	(0.10%)	(0.39%)
Portfolio turnover rate	11%	33%	21%	7%	6%

(1)	Less than $0.01 per share.

See accompanying Notes to Financial Statements.

61

NOTES TO FINANCIAL
STATEMENTS

March 31, 2006

1. SIGNIFICANT ACCOUNTING POLICIES:

The Buffalo Balanced Fund, Inc., Buffalo High Yield Fund, Inc., Buffalo Large Cap Fund, Inc., Buffalo Funds (comprised of the Buffalo Micro Cap Fund, Buffalo Mid Cap Fund and Buffalo Science & Technology Fund), Buffalo Small Cap Fund, Inc. and Buffalo USA Global Fund, Inc. (the “Funds”) are registered under the Investment Company Act of 1940, as amended, as diversified open-end management investment companies. The shares of the Buffalo Funds are issued in multiple series, with each series, in effect, representing a separate Fund. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements.

A. INVESTMENT VALUATION — Corporate stocks and bonds traded on a national securities exchange or national market, except those traded using the National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”), are valued at the latest sales price thereof. All equity securities that are traded using NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”), which may not necessarily represent the last sales price. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the closing bid price on such day.

When market quotations are not readily available, any security or other asset is valued at its fair value as determined in good faith under procedures approved by the Boards of Directors/Trustees (the “Board”). If events occur that will affect the value of a Fund’s portfolio securities before the NAV has been calculated, the security will generally be priced using a fair value procedure. The Board has adopted specific procedures for valuing portfolio securities and delegated the responsibility of fair value determinations to a Valuation Committee. Some of the factors that may be considered by the Valuation Committee in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restriction on the disposition; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and an evaluation of the forces that influence the market in which the securities are purchased or sold. As of March 31, 2006, the Buffalo Balanced Fund and Buffalo High Yield Fund held fair valued securities with market values of $140,904 and $204,300, respectively or 0.09% and 0.10% of total net assets, respectively.

Debt securities with remaining maturities of 60 days or less are normally valued at amortized cost, unless the Board of Directors/Trustees determines that amortized cost does not represent fair value.

B. FEDERAL INCOME TAXES — Each Fund or series complies with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as regulated investment companies and to make the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all federal income taxes. Therefore, no federal income tax provision has been provided.

C. INVESTMENT TRANSACTIONS AND INVESTMENT INCOME — Investment transactions are accounted for on the date the securities are purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis. Realized gains and losses from investment transactions are reported on the identified cost basis. All discounts/premiums are accreted/amortized for financial reporting purposes and are included in interest income.

D. DISTRIBUTIONS TO SHAREHOLDERS — Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments for premium amortization on debt securities and deferral of post October and wash sale losses.

E. USE OF ESTIMATES — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from such estimates.

F. INDEMNIFICATIONS — Under the Funds’ organizational documents, its officers and directors/trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that provide general indemnification to other parties. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred, and may not occur. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

62

2. FEDERAL TAX MATTERS:

The tax character of distributions paid during the years ended March 31, 2006 and March 31, 2005 were as follows:

	YEAR ENDED MARCH 31, 2006			YEAR ENDED MARCH 31, 2005

	ORDINARY INCOME	LONG-TERM CAPITAL GAINS	RETURN OF CAPITAL	ORDINARY INCOME	LONG-TERM CAPITAL GAINS	RETURN OF CAPITAL

Buffalo Balanced Fund	$4,218,831	$—	$—	$3,923,730	$—	$—
Buffalo High Yield Fund	14,184,363	—	—	12,618,871	—	—
Buffalo Large Cap Fund	389,126	—	—	88,195	—	—
Buffalo Micro Cap Fund	220,651	23	—	—	—	—
Buffalo Mid Cap Fund	1,297,965	2,748,296	—	720,305	1,339,808	—
Buffalo Science & Technology Fund	—	318,796	—	—	—	—
Buffalo Small Cap Fund	11,390,003	195,076,739	—	33,687,874	39,992,904	—
Buffalo USA Global Fund	261,971	—	—	508,381	—	—

Total distributions paid differ from the Statements of Changes in Net Assets due primarily to the recharacterization of short-term capital gain distributions to ordinary distributions for tax purposes.

On the Statements of Assets and Liabilities, the following adjustments were made for permanent tax adjustments:

	ACCUMULATED NET REALIZED GAIN (LOSS)	UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)	PAID IN CAPITAL

Buffalo Balanced Fund	$1,523	$(1,463)	$(60)
Buffalo High Yield Fund	(162,492)	162,492	—
Buffalo Large Cap Fund	—	—	—
Buffalo Micro Cap Fund	(393,356)	528,900	(135,544)
Buffalo Mid Cap Fund	(484,268)	484,268	—
Buffalo Science & Technology Fund	(322,960)	322,960	—
Buffalo Small Cap Fund	(3,551,269)	8,125,401	(4,574,132)
Buffalo USA Global Fund	—	—	—

The permanent differences primarily relate to net operating losses and sales of securities with differing book and tax methods of amortization.

As of March 31, 2006, the components of accumulated earnings on a tax basis were as follows:

	BUFFALO BALANCED FUND	BUFFALO HIGH YIELD FUND	BUFFALO LARGE CAP FUND	BUFFALO MICRO CAP FUND

Cost of Investments(a)	$124,730,142	$196,714,862	$46,489,482	$49,484,069

Gross unrealized appreciation	26,887,057	15,553,103	9,918,607	13,364,716
Gross unrealized depreciation	(2,349,664)	(3,773,377)	(2,061,409)	(1,745,896)

Net unrealized appreciation	$24,537,393	$11,779,726	$7,857,198	$11,618,820

Undistributed ordinary income	124,976	513,717	24,521	—
Undistributed long-term capital gain	—	—	—	1,891,456

Total distributable earnings	$124,976	$513,717	$24,521	$1,891,456

Other accumulated losses	(8,024,710)	(2,663,249)	(389,320)	—

Total accumulated earnings	$16,637,659	$9,630,194	$7,492,399	$13,510,276

(a)	Represents cost for federal income tax purposes and differs from the cost for financial reporting purposes.

63

NOTES TO FINANCIAL
STATEMENTS (Continued)

	BUFFALO MID CAP FUND	BUFFALO SCIENCE & TECHNOLOGY FUND	BUFFALO SMALL CAP FUND	BUFFALO USA GLOBAL FUND

Cost of Investments(a)	$273,588,368	$91,668,136	$1,552,913,914	$54,389,659

Gross unrealized appreciation	73,892,721	22,603,478	611,827,823	19,983,810
Gross unrealized depreciation	(4,651,713)	(2,378,409)	(41,804,592)	(1,156,714)

Net unrealized appreciation	$69,241,008	$20,225,069	$570,023,231	$18,827,096

Undistributed ordinary income	58,754	238,846	—	56,486
Undistributed long-term capital gain	721,413	3,901,374	75,352,890	—

Total distributable earnings	$780,167	$4,140,220	$75,352,890	$56,486

Other accumulated losses	—	—	—	(24,117)

Total accumulated earnings	$70,021,175	$24,365,289	$645,376,121	$18,859,465

(a)	Represents cost for federal income tax purposes and differs from the cost for financial reporting purposes.

As of March 31, 2006, the accumulated net realized loss on sales of investments and losses deferred for federal income tax purposes which are available to offset future taxable gains are as follows:

	CAPITAL LOSS CARRYOVER	EXPIRES

Buffalo Balanced Fund	$2,546,950	2007
	2,192,010	2009
	226,010	2011
	601,388	2012
	29,360	2013
	1,081,859	2014

Buffalo High Yield Fund	114,829	2011
	1,156,011	2014

Buffalo Large Cap Fund	389,320	2012

Buffalo USA Global Fund	24,117	2011

The Buffalo Large Cap Fund, Buffalo Science & Technology Fund, and Buffalo USA Global Fund utilized $2,880,003, $400,113, and $1,135,400, respectively of prior year capital loss carryover in the current year.

The Buffalo Balanced Fund and Buffalo High Yield Fund incurred a loss for tax purposes from November 1, 2005 to March 31, 2006 in the amounts of $1,347,133 and $1,392,409, respectively. As permitted by tax regulations, the Funds elected to defer and treat the loss as arising in the fiscal year ended March 31, 2007.

For the fiscal year ended March 31, 2006, certain dividends paid by the Funds may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from net investment income designated as qualified dividend income for each Fund were as follows (unaudited):

Buffalo Balanced Fund	43%
Buffalo High Yield Fund	7%
Buffalo Large Cap Fund	100%
Buffalo Micro Cap Fund	13%
Buffalo Mid Cap Fund	39%
Buffalo Small Cap Fund	25%
Buffalo USA Global Fund	100%

For corporate shareholders, the percentage of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended March 31, 2006 were as follows (unaudited):

Buffalo Balanced Fund	40%
Buffalo High Yield Fund	5%
Buffalo Large Cap Fund	100%
Buffalo Micro Cap Fund	12%
Buffalo Mid Cap Fund	30%
Buffalo Small Cap Fund	22%
Buffalo USA Global Fund	100%

64

Additional Information Applicable to Foreign Shareholders Only:

The percentage of ordinary income distributions that are designated as interest-related dividends under Internal Revenue Code Section 871(k)(1)(C) for each Fund were as follows (unaudited):

Buffalo Balanced Fund	63%
Buffalo High Yield Fund	88%
Buffalo Large Cap Fund	2%
Buffalo Micro Cap Fund	8%
Buffalo Mid Cap Fund	4%
Buffalo Small Cap Fund	4%
Buffalo USA Global Fund	3%

The percentage of ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Code Section 871(k)(2)(C) for each Fund were as follows (unaudited):

Buffalo Micro Cap Fund	100%
Buffalo Mid Cap Fund	100%
Buffalo Small Cap Fund	100%

3. TRANSACTIONS WITH AFFILIATES:

Management fees are paid to Kornitzer Capital Management, Inc. at the rate of 1.00% per annum of the average daily net asset values of the Funds or series, except for the Buffalo Micro Cap Fund, which has a management fee rate of 1.45%. The management fees are for services, which include administration and all other operating expenses of the Funds, except the cost of acquiring and disposing of portfolio securities, taxes, if any, imposed directly on the Funds or series and its shares, insurance, certain director expenses and the cost of qualifying the Funds’ or series’ shares for sale in any jurisdiction. Certain officers and a director/trustee of the Funds are also officers and/or directors of Kornitzer Capital Management, Inc.

A director/trustee of the Funds is affiliated with U.S. Bancorp Fund Services, LLC and U.S. Bank, N.A., which provide accounting, administration, transfer agency and custodian services to the Funds.

4. REDEMPTION FEE:

Shares of the Buffalo Balanced Fund, Buffalo Large Cap Fund, Buffalo Mid Cap Fund, Buffalo Science & Technology Fund and Buffalo USA Global Fund sold or exchanged within two months of their purchase and shares of the Buffalo High Yield Fund, Buffalo Micro Cap Fund and Buffalo Small Cap Fund sold or exchanged within six months of their purchase are subject to a redemption fee of 2.00% of the value of the shares sold or exchanged. The Fund will employ the “first in, first out” method to calculate the two month or six month holding period. The redemption fee is retained by the Funds and will help pay transaction and tax costs that long-term investors may bear when the Funds realize capital gains as a result of selling securities to meet investor redemptions.

5. INVESTMENT TRANSACTIONS:

The aggregate purchases and sales of securities, excluding short-term investments and U.S. government securities, for the Funds for the year ended March 31, 2006, were as follows:

	BUFFALO BALANCED FUND	BUFFALO HIGH YIELD FUND	BUFFALO LARGE CAP FUND	BUFFALO MICRO CAP FUND	BUFFALO MID CAP FUND	BUFFALO SCIENCE & TECHNOLOGY FUND	BUFFALO SMALL CAP FUND	BUFFALO USA GLOBAL FUND

Purchases	$33,338,907	$61,819,985	$22,073,420	$32,906,297	$145,866,447	$59,730,621	$500,239,361	$8,407,807
Proceeds from Sales	$23,877,799	$81,305,975	$30,560,317	$22,578,381	$40,913,817	$35,845,997	$600,003,774	$18,358,385

There were no purchases or sales of long-term U.S. government securities for any Funds during the year ended March 31, 2006.

65

NOTES TO FINANCIAL
STATEMENTS (Continued)

March 31, 2006

6. OTHER AFFILIATES:*

Investments representing 5% or more of the outstanding voting securities of a portfolio company result in that company being considered an affiliated company, as defined in the 1940 Act. The aggregate market value of all securities of affiliated companies held in the Buffalo Small Cap Fund as of March 31, 2006 amounted to $146,788,955 representing 6.94% of net assets. There were no affiliated companies held in any other Funds. Transactions in the Buffalo Small Cap Fund during the year ended March 31, 2006 in which the issuer was an “affiliated person” are as follows:

	GAMCO INVESTORS, INC. - CLASS A**	HEIDRICK & STRUGGLES INTERNATIONAL, INC.	MANHATTAN ASSOCIATES, INC.	WMS INDUSTRIES, INC.	TOTAL

March 31, 2005
Balance
Shares	317,850	401,300	1,381,500	1,538,250	3,638,900
Cost	$11,987,161	$14,648,886	$29,142,314	$33,642,625	$89,420,986
Gross Additions
Shares	96,950	710,200	119,000	357,000	1,283,150
Cost	$4,332,406	$20,983,792	$2,556,955	$7,628,189	$35,501,342
Gross Deductions
Shares	—	—	—	5,500	5,500
Cost	$—	$—	$—	$156,928	$156,928
March 31, 2006
Balance
Shares	414,800	1,111,500	1,500,500	1,889,750	4,916,550
Cost	$16,319,567	$35,632,678	$31,699,269	$41,113,886	$124,765,400

Realized gain	$—	$—	$—	$35,385	$35,385

Investment income	$38,379	$—	$—	$—	$38,379

*	As a result of the Buffalo Small Cap Fund’s beneficial ownership of the common stock of these companies, regulators require that the Fund state that it may be deemed an affiliate of the respective issuer. The Fund disclaims that the “affiliated persons” are affiliates of the Distributor, Advisor, Funds or any other client of the Advisor.

**	Gabelli Asset Management Inc. — Class A changed its name to Gamco Investors, Inc. — Class A effective August 29, 2005.

This report has been prepared for the information of the shareholders of the Funds, and is not to be construed as an offering of the shares of the Funds. Shares of the Funds are offered only by the Prospectus, a copy of which may be obtained from Buffalo Funds c/o U.S. Bancorp Fund Services, LLC, 1-800-49-BUFFALO or at www.buffalofunds.com.

66

REPORT OF INDEPENDENT
REGISTERED PUBLIC ACCOUNTING FIRM

The Boards of Directors and Shareholders of
Buffalo Balanced Fund, Inc.
Buffalo High Yield Fund, Inc.
Buffalo Large Cap Fund, Inc.
Buffalo Funds
Buffalo Small Cap Fund, Inc.
Buffalo USA Global Fund, Inc.:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Buffalo Balanced Fund, Inc., Buffalo High Yield Fund, Inc., Buffalo Large Cap Fund, Inc., Buffalo Funds (comprised of the Buffalo Micro Cap Fund, Buffalo Mid Cap Fund and Buffalo Science & Technology Fund), Buffalo Small Cap Fund, Inc. and Buffalo USA Global Fund, Inc. (the Funds) as of March 31, 2006, and the related statements of operations, statements of changes in net assets and financial highlights for the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2006, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Funds referred to above at March 31, 2006, the results of its operations, changes in their net assets and financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

Kansas City, Missouri
May 5, 2006

67

NOTICE TO
SHAREHOLDERS

Directors/Trustees and Officers of the Funds (unaudited)

The management and affairs for the Funds are supervised by the Directors/Trustees (“Directors”) under the laws of the particular Fund’s state of organization. The Directors and executive officers of the Funds and their principal occupations for the last five years are set forth below. Each may have held other positions with the named companies during that period.

NAME, AGE AND ADDRESS	POSITION(S) HELD WITH FUNDS	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS	NUMBER OF FUNDS IN COMPLEX OVERSEEN BY DIRECTOR	OTHER DIRECTORSHIPS HELD BY DIRECTOR

INTERESTED DIRECTORS

(1)Kent W. Gasaway (46) 5420 West 61st Place Shawnee Mission, KS 66205	Director	Indefinite term and served since inception.	Senior Vice President/Portfolio Manager, Kornitzer Capital Management, Inc. (management company).	Eight	None
	President and Treasurer	One year term and served since May 2003.

(1)Joseph C. Neuberger (42) 615 E. Michigan Street Milwaukee, WI 53202	Director	Indefinite term and served since May 2003.	Senior Vice President, U.S. Bancorp Fund Services, LLC (1994 - present).	Eight	Trustee, MUTUALS.com (an open-end investment company with two portfolios); Trustee, Trust for Professional Managers (an open-end investment company with five portfolios).
	Chairman	One year term and served since May 2003.
NON-INTERESTED DIRECTORS

Thomas S. Case (64) 515 Piney Creek Road Reno, NV 89511	Director	Indefinite term and served since inception.	Retired.	Eight	None

Gene M. Betts (53) Sprint Corporation 6200 Sprint Parkway Overland Park, KS 66251	Director	Indefinite term and served since February 2001.	Chief Financial Officer Designate, Embarq Corp. (telecommunications company) August 2005 – present; Senior Vice President and Treasurer, Sprint Corp. (telecommunications company) 1990-2005.	Eight	Director, Garmin Ltd. (a global positioning equipment company).

J. Gary Gradinger (62) Golden Star Inc. 400 East 10th Avenue North Kansas City, MO 64116	Director	Indefinite term and served since February 2001.	Chairman, President and Chief Executive Officer, Golden Star Inc. (manufacturer of textile cleaning products).	Eight	Director, MGP Ingredients, Inc.

Philip J. Kennedy (60) Department of Business Administration Penn State Shenango 147 Shenango Avenue Sharon, PA 16146	Director	Indefinite term and served since May 1995.	Internship Coordinator and Instructor for the Department of Business Administration, Penn State Shenango; Associate Professor and Chair of Accounting, Business Administration and Entrepreneurship, Benedictine College; formerly Associate Professor, Slippery Rock University; Director, Great Plains Trust Company.	Eight	None

(1)	Each of these Directors may be deemed to be an “interested person” of the Funds as that term is defined in the Investment Company Act of 1940, as amended. Messrs. Neuberger and Gasaway are interested Directors due to their employment by U.S. Bancorp Fund Services, LLC and Kornitzer Capital Management, Inc., respectively. U.S. Bancorp Fund Services, LLC is the Funds’ Administrator and Registered Transfer Agent. Kornitzer Capital Management, Inc. is the Funds’ Advisor.

68

NAME, AGE AND ADDRESS	POSITION HELD WITH FUNDS	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS	NUMBER OF FUNDS IN COMPLEX OVERSEEN BY DIRECTOR	OTHER DIRECTORSHIPS HELD BY DIRECTOR

OFFICERS OF THE FUNDS

Katharine A. Barry (31) 615 E. Michigan Street Milwaukee, WI 53202	Vice President	One year term and served since May 2003.	Vice President, U.S. Bancorp Fund Services, LLC since 1998.	N/A	N/A
	Anti-Money Laundering Compliance Officer	Indefinite term and served since May 2003.

Rachel A. Spearo (26) 615 E. Michigan Street Milwaukee, WI 53202	Secretary	One year term and served since February 2006.	Legal Compliance Administrator, U.S. Bancorp Fund Services, LLC since September 2004.	N/A	N/A

Barry Koster (45) 5420 West 61st Place Shawnee Mission, KS 66205	Chief Compliance Officer	Indefinite term and served since October 2004.	Chief Compliance Officer since October 2004 and Chief Financial Officer since May 2002, Kornitzer Capital Management, Inc. (management company); Senior Manager from 2001-2002, Mock & Dakan P.C.; Senior Manager from 1990-2001, KPMG LLP.	N/A	N/A

Michael R. McVoy (47) 615 E. Michigan Street Milwaukee, WI 53202	Anti-Money Laundering Compliance Officer	Indefinite term and served since May 2003.	Chief Compliance Officer, U.S. Bancorp Fund Services, LLC (2002-present); General Counsel, U.S. Bancorp Fund Services, LLC (1986-present); Anti-Money Laundering Officer, U.S. Bancorp Fund Services, LLC (2002-present).	N/A	N/A

The Statement of Additional Information (“SAI”) includes additional information about the Fund Directors and is available upon request without charge by calling 1-800-49-BUFFALO, or writing Buffalo Funds c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53201-0701, or online at www.buffalofunds.com. (05/06).

69

NOTICE TO
SHAREHOLDERS (Continued)

A NOTE ON FORWARD-LOOKING STATEMENTS

Except for historical information contained in this annual report for the Funds, the matters discussed in this report may constitute forward-looking statements made pursuant to the safe harbor provisions of the Securities Litigation Reform Act of 1995. These include any adviser and/or portfolio manager predictions, assessments, analyses or outlooks for individual securities, industries, market sectors and/or markets. These statements involve risks and uncertainties. In addition to the general risks described for the Funds in the current Prospectus, other factors bearing on these reports include the accuracy of the adviser’s or portfolio manger’s forecasts and predictions, and the appropriateness of the investment programs designed by the adviser or portfolio manager to implement their strategies efficiently and effectively. Any one or more of these factors, as well as other risks affecting the securities markets and investment instruments generally, could cause the actual results of the Funds to differ materially as compared to benchmarks associated with the Funds.

ADDITIONAL INFORMATION

The Buffalo Funds have adopted proxy voting polices and procedures that delegate to Kornitzer Capital Management, Inc., the Funds’ investment adviser, the authority to vote proxies. A description of the Buffalo Funds proxy voting policies and procedures is available without charge, upon request, by calling the Funds toll free at 1-800-49-BUFFALO. A description of these policies and procedures is also included in the Funds’ Statement of Additional Information, which is available on the SEC’s website at http://www.sec.gov.

The actual voting records relating to portfolio securities during the twelve month period June 30, 2005 (as filed with the SEC on Form N-PX) are available without charge, upon request, by calling the Funds toll free at 1-800-49-BUFFALO or by accessing the SEC’s website at http://www.sec.gov.

The Funds file their complete schedule of portfolio holdings with the SEC four times each fiscal year at quarter-ends. The Funds file the Schedule of Portfolio Holdings with the SEC on Form N-CSR (second and fourth quarters) and on Form N-Q (first and third quarters). Shareholders may view the Funds’ Forms N-CSR and N-Q on the SEC’s website at www.sec.gov. Forms N-CSR and N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the SEC’s Public Reference Room may be obtained by calling 1-202-551-8090 (direct) or 1-800-SEC-0330 (general SEC number).

70

APPROVAL OF INVESTMENT ADVISORY CONTRACTS

At a meeting of the Board of Directors/Trustees (the “Directors”) of Buffalo Funds held on November 7, 2005, the Directors, including those Directors who are not “interested persons” as defined under the Investment Company Act of 1940 (the “Independent Directors”) voted unanimously to approve the renewal of the Investment Management Agreements with Kornitzer Capital Management, Inc. (“KCM”) for each of the Funds.

During the course of the year, the Board received a wide variety of materials relating to the services provided by KCM and the performance of the Funds. In advance of the November 7, 2005 Board meeting, the Directors, with the assistance of independent legal counsel, requested, received and reviewed materials from KCM relating to the Agreements, including materials prepared by Lipper with respect to the expenses and performance of each of the Funds and comparable funds managed by other investment advisers. Immediately prior to the Board meeting, the Independent Directors met in executive session with their independent counsel to discuss their fiduciary duties and the relevant factors they should consider during their evaluation.

The Board’s evaluation of the investment advisory arrangements included a review of historical investment performance information of the Funds, fee and expense information of the Funds, and information regarding the nature and quality of the management and advisory services provided by KCM, the qualifications and the performance of the investment and management personnel who service the Funds.

The Board was satisfied that the peer group and indices comparisons were relevant and that the performance record demonstrated that the Funds continued to receive high quality advisory services. The Board was satisfied with the long-term investment performance of the Funds. The Directors were also satisfied with the qualifications, expertise and overall performance of the Funds’ portfolio management team as well as the Funds’ management team responsible for Fund operations and compliance. The Board noted the following additional benefits to the Funds of renewing the Agreements: the commitment of the manager to enhancing distribution; the experience of KCM in managing funds; and the use of the Kornitzer name. Based on these considerations, the Board determined that KCM has provided and would be able to continue to provide services of a quality and nature that is satisfactory to the Board.

Regarding the costs of the services to be provided and profits to be realized by the manager and its affiliates from the relationship with the Funds, the Directors considered the size of the Funds and the information provided by KCM stating that it was not yet experiencing economies of scale that can be passed on the shareholders in the form of breakpoints. The Board compared the advisory fees and the overall expense ratios of each of the Funds to those of similar funds and determined that the fee and expense levels were competitive and therefore reasonable.

In voting unanimously to approve the renewal of each Agreement, the Board considered all relevant factors and each factor on a Fund by Fund basis. The Board did not identify any single factor as being of paramount importance and each Director gave varying weights to each factor according to his own judgment. The Directors determined that they had received adequate information and were able to conclude that the continuation of the Agreements would be in the best interests of the Funds and their shareholders.

71

BUFFALO FUNDS

Balanced Fund High Yield Fund Large Cap Fund Micro Cap Fund Mid Cap Fund Science & Technology Fund Small Cap Fund USA Global Fund

1-800-49-BUFFALO (1-800-492-8332) www.buffalofunds.com

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report. A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Directors has determined that it has at least one audit committee financial expert serving on its audit committee. The names of the audit committee financial experts are Gene M. Betts and Philip J. Kennedy. Messrs. Betts and Kennedy are “independent” as defined in Item 3(2) of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) - (d) Aggregate fees billed to the registrant for each of the last two fiscal years for professional services rendered by the Registrant’s principal accountant were as follows:

	FYE 03/31/2006	FYE 03/31/2005

Audit Fees	$13,000	$12,125
Audit-Related Fees	$438	$400
Tax Fees	$1,950	$1,788
All Other Fees	$0	$0

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the principal accountant in connection with statutory and regulatory filings, including registration statements. Audit-related fees refer to the reading and commenting on the registrant’s semi-annual reports. Tax fees include amounts related to tax compliance, tax planning, and tax advice, including specifically tax return preparation and excise tax distribution calculation services.

(e) (1) The registrant’s audit committee charter requires pre-approval in advance of audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant.

1

(2) None of the services described in (a) - (d) above were approved by the audit committee specifically pursuant to paragraph (c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The aggregate non-audit fees are for audit-related and tax services rendered to the registrant. As disclosed above, the amount of fees for such services was $2,388 and $2,188 for the 2006 and 2005 fiscal years, respectively.

(h) Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchases.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)	The registrant’s Principal Executive Officer and Principal Financial Officer has reviewed the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) as of a date within 90 days of the filing of this report as required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on his review, the Principal Executive Officer and Principal Financial Officer has concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to him by others within the registrant and by the registrant’s service providers.

2

(b)	There were no changes in the registrant's internal controls over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)	(1) Registrant’s code of ethics or amendment thereto, that are subject of the disclosure required by Item 2, is filed herewith.

(2) Certifications pursuant to Section 302(a) of the Sarbanes-Oxley Act of 2002 are filed herewith.

(3) Not applicable.

(b)	Certifications required pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith.

3

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Buffalo Balanced Fund, Inc.

By (Signature and Title)	/s/ Kent W. Gasaway Kent W. Gasaway, President and Treasurer

Date	6/6/06

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Kent W. Gasaway Kent W. Gasaway, President and Treasurer

Date	6/6/06

4